NATIONWIDE VLI

SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)(1)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 16, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from August 16, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 25, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	3,053	$36,808	$24,243	$-	$24,243	$2	$24,241
ALVIVB	3,756	50,054	48,453	-	48,453	4	48,449
ALVSVA	133,565	2,441,790	2,219,842	80	2,219,922	-	2,219,922
WFVSCG	61,637	747,695	465,359	150	465,509	-	465,509
ACVIP1	29,189	326,298	274,380	61	274,441	-	274,441
ACVIP2	101,891	1,048,971	954,718	8	954,726	-	954,726
ACVMV1	205,934	4,179,991	4,355,505	35	4,355,540	-	4,355,540
AMVBC4	1,095	13,675	13,512	-	13,512	3	13,509
BRVGA1	109,834	1,854,457	1,622,243	267	1,622,510	-	1,622,510
BRVHYI	41,435	308,726	267,259	1,353	268,612	-	268,612
MLVGA2	170,660	3,248,001	2,505,287	-	2,505,287	986	2,504,301
DSIF	125,982	6,607,964	7,283,034	-	7,283,034	355	7,282,679
DVSCS	207,083	3,553,624	3,574,260	42	3,574,302	-	3,574,302
DWVSVS	8,753	309,429	322,287	-	322,287	5	322,282
DFVGB	19,704	207,540	189,551	-	189,551	3	189,548
DFVGMI	7,170	98,041	97,793	-	97,793	1	97,792
DFVIPS	25,259	273,367	228,845	14	228,859	-	228,859
DFVIS	22,403	267,359	240,836	4	240,840	-	240,840
DFVIV	17,036	189,994	208,521	7	208,528	-	208,528
DFVSTF	8,117	82,662	80,598	-	80,598	4	80,594
DFVULV	16,331	434,982	496,955	119	497,074	-	497,074
DFVUTV	22,988	477,584	472,173	21	472,194	-	472,194
DSGIBA	38,950	887,957	787,576	5	787,581	-	787,581
FQB	108,603	1,195,537	1,065,392	-	1,065,392	352	1,065,040
FCS	27,446	1,303,726	1,032,800	-	1,032,800	157	1,032,643
FEIS	268,672	6,013,661	6,281,555	-	6,281,555	37	6,281,518
FEMS	24,153	340,507	238,872	33	238,905	-	238,905
FF10S	70,261	867,214	810,816	7	810,823	-	810,823
FF20S	276,283	3,762,580	3,180,015	-	3,180,015	2,775	3,177,240
FF30S	363,994	5,176,375	4,979,434	10	4,979,444	-	4,979,444
FGS	100,387	8,153,418	7,125,487	-	7,125,487	298	7,125,189
FIGBS	346,620	4,395,543	3,691,500	-	3,691,500	2,418	3,689,082
FMCS	242,479	8,255,838	7,819,953	26	7,819,979	-	7,819,979
FNRS2	260,129	4,458,493	6,511,037	-	6,511,037	2,768	6,508,269
FOS	132,927	2,976,563	2,868,555	55	2,868,610	-	2,868,610
FRESS	5,611	106,723	92,351	1	92,352	-	92,352
FVSS	16,024	236,288	229,465	19	229,484	-	229,484
FVSS2	742	10,815	10,789	2	10,791	-	10,791
FTVDM2	138,071	1,186,495	1,030,009	3	1,030,012	-	1,030,012
FTVFA1	12,760	73,957	56,911	19	56,930	-	56,930
FTVFA2	135,934	763,270	599,469	6	599,475	-	599,475
FTVGB1	41,463	661,970	545,243	-	545,243	593	544,650
FTVGI2	131,970	2,024,516	1,646,985	-	1,646,985	4	1,646,981
FTVIS1	21,096	336,841	324,660	25	324,685	-	324,685
FTVIS2	165,497	2,475,130	2,437,765	-	2,437,765	12	2,437,753
FTVSVI	419,612	6,498,404	5,589,238	335	5,589,573	-	5,589,573
TIF2	119,203	1,595,721	1,450,695	-	1,450,695	1	1,450,694
GVGMNS	5,864	67,861	58,581	-	58,581	1	58,580
GVMSAS	7,850	72,159	69,162	4	69,166	-	69,166
RVARS	6,680	174,619	170,551	-	170,551	4	170,547
ACEG	11,636	749,351	498,469	14	498,483	-	498,483
AVMCCI	7,723	85,896	66,265	5	66,270	-	66,270
IVBRA1	195,428	2,003,252	1,590,782	44	1,590,826	-	1,590,826

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVAG	21,517	1,608,769	1,194,408	47	1,194,455	-	1,194,455
OVGS	142,797	5,619,948	4,440,984	44	4,441,028	-	4,441,028
OVIG	978,908	2,251,856	1,644,565	217	1,644,782	-	1,644,782
OVSB	86,282	414,518	339,950	-	339,950	531	339,419
OVSC	114,328	2,769,341	2,638,681	-	2,638,681	108	2,638,573
WRASP	411,521	3,758,554	3,230,441	-	3,230,441	923	3,229,518
WRBDP	1,145	6,083	5,142	14	5,156	-	5,156
WRBP	1,912	12,345	8,965	5	8,970	-	8,970
WRGNR	819	3,393	3,909	7	3,916	-	3,916
WRHIP	206,557	685,612	582,490	26	582,516	-	582,516
WRMCG	71,006	1,017,851	672,422	49	672,471	-	672,471
WRPAP	5,060	23,470	20,593	19	20,612	-	20,612
WRPMAP	4,249	20,894	17,633	-	17,633	4	17,629
WRSCP	785	7,038	4,744	12	4,756	-	4,756
WRSTP	598	15,261	10,429	25	10,454	-	10,454
JACAS	96,781	4,027,876	2,947,936	1	2,947,937	-	2,947,937
JAEI	28,216	2,193,095	1,963,252	8	1,963,260	-	1,963,260
JAGTS	394,056	6,562,590	4,102,127	-	4,102,127	58	4,102,069
JAIGS	68,603	1,883,696	2,521,860	-	2,521,860	77	2,521,783
LOVTRC	42,816	721,758	597,283	59	597,342	-	597,342
MNDIC	85,100	1,723,194	962,477	34	962,511	-	962,511
MV2IGI	74,922	1,562,091	1,445,241	15	1,445,256	-	1,445,256
MV3MVI	16,718	163,529	153,636	9	153,645	-	153,645
MVFIC	455,492	9,047,885	9,815,862	-	9,815,862	2,127	9,813,735
MVIGIC	4,899	74,296	65,396	4	65,400	-	65,400
MVIVIC	23,454	687,158	638,880	52	638,932	-	638,932
MVIVSC	81,468	2,208,637	2,179,270	10	2,179,280	-	2,179,280
MSVFI	52,365	559,623	442,484	-	442,484	7	442,477
DTRTFB	5,463	52,843	45,456	-	45,456	3	45,453
EIF	284,940	5,197,168	5,505,043	-	5,505,043	942	5,504,101
GBF	276,939	3,012,519	2,575,536	-	2,575,536	3,261	2,572,275
GEM	242,751	2,969,867	2,485,773	38	2,485,811	-	2,485,811
GIG	84,553	882,225	767,743	122	767,865	-	767,865
GVAAA2	426,166	10,859,354	10,620,054	-	10,620,054	149	10,619,905
GVABD2	87,218	1,019,522	910,551	-	910,551	135	910,416
GVAGG2	97,021	3,206,080	3,098,837	-	3,098,837	45	3,098,792
GVAGI2	39,913	2,189,112	2,194,813	70	2,194,883	-	2,194,883
GVAGR2	78,805	7,016,224	6,938,801	182	6,938,983	-	6,938,983
GVDMA	5,225,607	57,783,562	40,759,731	-	40,759,731	1,217	40,758,514
GVDMC	108,348	1,127,673	896,041	-	896,041	8	896,033
GVEX1	2,299,815	25,807,248	16,995,631	-	16,995,631	122	16,995,509
GVIDA	1,099,752	12,592,300	9,512,854	-	9,512,854	593	9,512,261
GVIDC	83,185	822,004	725,377	-	725,377	107	725,270
GVIDM	2,435,331	26,213,059	18,362,395	-	18,362,395	6,127	18,356,268
GVIX2	52,178	496,946	480,042	92	480,134	-	480,134
HIBF	224,906	1,440,605	1,223,491	-	1,223,491	121	1,223,370
IDPG	12,739	140,401	115,800	2	115,802	-	115,802
IDPGI	11,590	123,202	106,745	-	106,745	6	106,739
MCIF	271,555	5,834,674	4,711,472	-	4,711,472	4	4,711,468
MSBF	217,286	1,975,046	1,870,836	120	1,870,956	-	1,870,956
NCPG	50,641	559,640	561,608	-	561,608	42	561,566
NCPGI	12,373	131,467	129,544	3	129,547	-	129,547
NVAMV1	216,514	3,291,987	3,596,298	-	3,596,298	504	3,595,794

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVAMVX	262,626	3,797,478	4,354,339	-	4,354,339	96	4,354,243
NVBX	97,804	1,037,801	877,299	2	877,301	-	877,301
NVCBD1	61,334	662,239	550,779	-	550,779	-	550,779
NVCCA1	521,769	5,484,655	5,196,822	64	5,196,886	-	5,196,886
NVCCN1	70,357	709,441	687,385	2,078	689,463	-	689,463
NVCMA1	1,686,180	15,736,775	15,782,647	-	15,782,647	909	15,781,738
NVCMC1	34,233	364,344	349,175	-	349,175	7	349,168
NVCMD1	497,260	5,246,322	5,101,885	-	5,101,885	28	5,101,857
NVCRA1	490,172	4,757,602	5,396,795	79	5,396,874	-	5,396,874
NVCRB1	219,885	2,389,834	2,289,002	1,920	2,290,922	-	2,290,922
NVDBL2	40,617	604,935	470,349	1,714	472,063	-	472,063
NVDBLP	47,228	685,031	546,432	11	546,443	-	546,443
NVDCA2	11,362	168,845	122,259	-	122,259	11	122,248
NVDCAP	89,112	1,356,652	953,499	5,874	959,373	-	959,373
NVDMAP	225,138	2,452,915	1,735,811	152	1,735,963	-	1,735,963
NVDMCP	55,523	535,422	455,841	-	455,841	7	455,834
NVFIII	742	7,984	6,896	1	6,897	-	6,897
NVGEII	9,820	136,862	131,484	6	131,490	-	131,490
NVIDAP	222,419	2,470,278	1,910,581	43	1,910,624	-	1,910,624
NVIDCP	37,131	366,638	323,039	58	323,097	-	323,097
NVIDMP	659,135	6,762,961	4,936,923	576	4,937,499	-	4,937,499
NVIE6	19,345	184,337	173,529	-	173,529	3	173,526
NVIX	146,689	1,472,166	1,352,474	14	1,352,488	-	1,352,488
NVLCP1	196,595	2,288,347	1,877,484	218	1,877,702	-	1,877,702
NVMIG1	314,909	3,356,170	2,157,128	3,803	2,160,931	-	2,160,931
NVMIVX	188,461	1,839,658	1,961,883	1,776	1,963,659	-	1,963,659
NVMLG1	1,087,064	9,882,416	7,576,838	-	7,576,838	588	7,576,250
NVMMG1	614,235	5,825,458	3,194,024	2,941	3,196,965	-	3,196,965
NVMMV1	16,253	134,402	137,013	-	137,013	2	137,011
NVMMV2	393,194	3,597,733	3,342,151	-	3,342,151	1,148	3,341,003
NVNMO1	155,834	1,661,954	1,721,964	21	1,721,985	-	1,721,985
NVNSR2	236,633	3,142,971	2,671,582	-	2,671,582	412	2,671,170
NVOLG1	1,645,167	32,144,543	28,412,032	1,912	28,413,944	-	28,413,944
NVRE1	539,159	3,777,421	3,687,844	-	3,687,844	126	3,687,718
NVSIX2	171,851	1,432,979	1,189,206	16	1,189,222	-	1,189,222
NVSTB1	12,122	124,915	114,791	-	114,791	258	114,533
NVSTB2	98,790	1,008,924	931,587	-	931,587	-	931,587
NVTIV3	143,383	1,617,654	1,502,653	-	1,502,653	1,439	1,501,214
SAM	8,680,949	8,680,949	8,680,949	-	8,680,949	487	8,680,462
SAM5	782,356	782,356	782,356	519	782,875	-	782,875
SCF	169,342	3,133,312	2,736,567	253	2,736,820	-	2,736,820
SCGF	115,118	1,837,582	1,344,573	54	1,344,627	-	1,344,627
SCVF	142,289	1,355,232	1,205,184	3	1,205,187	-	1,205,187
TRF	206,598	3,839,985	4,545,155	-	4,545,155	2,423	4,542,732
AMMCGS	11,185	279,758	217,332	-	217,332	1	217,331
AMSRS	36,435	877,606	976,445	1,261	977,706	-	977,706
AMTB	101,592	1,061,928	969,192	116	969,308	-	969,308
NOTB3	76,487	535,834	322,774	3	322,777	-	322,777
NOTG3	53,454	442,358	290,253	-	290,253	10	290,243
NOTMG3	122,267	487,649	265,319	-	265,319	7	265,312
PMVAAA	71,537	738,600	616,646	1	616,647	-	616,647
PMVFBA	42,617	416,169	311,530	76	311,606	-	311,606
PMVLDA	255,442	2,602,894	2,421,587	-	2,421,587	2,198	2,419,389

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PMVRSA	77,700	664,065	535,356	2	535,358	-	535,358
PVSTA	3,757	37,831	37,946	-	37,946	4	37,942
PVEIB	80,312	2,188,666	2,174,054	-	2,174,054	179	2,173,875
PVGOB	60,903	739,887	576,755	-	576,755	3	576,752
TRHS2	77,062	3,849,878	4,047,291	-	4,047,291	102	4,047,189
TRHSP	49,545	2,597,165	2,761,661	-	2,761,661	184	2,761,477
VWHA	77,045	1,843,703	2,187,321	-	2,187,321	2,977	2,184,344
VRVDRI	10,593	229,995	191,199	3	191,202	-	191,202

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVDAA	ALVIVB	ALVSVA	WFVSCG	ACVIP1	ACVIP2	ACVMV1	AMVBC4
Reinvested dividends	$787	1,638	25,525	-	14,704	52,356	100,096	18

Net investment income (loss)	787	1,638	25,525	-	14,704	52,356	100,096	18

Realized gain (loss) on investments	5,348	(81)	(355)	14,680	22,422	400	53,741	3
Change in unrealized gain (loss) on investments	(40,644)	(3,157)	(778,752)	(386,284)	(84,152)	(204,049)	(795,536)	(163)

Net gain (loss) on investments	(35,296)	(3,238)	(779,107)	(371,604)	(61,730)	(203,649)	(741,795)	(160)

Reinvested capital gains	8,570	-	344,194	86,492	1,468	5,343	590,650	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,939)	(1,600)	(409,388)	(285,112)	(45,558)	(145,950)	(51,049)	(142)

Investment Activity*:	BRVGA1	BRVHYI	MLVGA2	DSIF	DVSCS	DWVSVS	DFVGB	DFVGMI
Reinvested dividends	$-	16,128	-	109,139	35,199	1,621	3,073	1,476

Net investment income (loss)	-	16,128	-	109,139	35,199	1,621	3,073	1,476

Realized gain (loss) on investments	(10,755)	(5,907)	(68,550)	279,815	10,188	(1,352)	(5,469)	2,887
Change in unrealized gain (loss) on investments	(325,706)	(46,333)	(670,741)	(2,811,471)	(1,252,100)	(65,707)	(13,264)	(18,384)

Net gain (loss) on investments	(336,461)	(52,240)	(739,291)	(2,531,656)	(1,241,912)	(67,059)	(18,733)	(15,497)

Reinvested capital gains	21,659	-	34,813	701,762	471,332	21,616	-	1,440

Net increase (decrease) in contract owners’ equity resulting from operations	$(314,802)	(36,112)	(704,478)	(1,720,755)	(735,381)	(43,822)	(15,660)	(12,581)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB
Reinvested dividends	$19,738	6,398	8,307	1,045	12,738	6,287	22,074	30,064

Net investment income (loss)	19,738	6,398	8,307	1,045	12,738	6,287	22,074	30,064

Realized gain (loss) on investments	3,275	(1,158)	1,189	(1,674)	17,189	2,314	(7,180)	(23,587)
Change in unrealized gain (loss) on investments	(54,206)	(56,920)	(17,636)	(1,660)	(53,875)	(66,285)	(206,867)	(143,841)

Net gain (loss) on investments	(50,931)	(58,078)	(16,447)	(3,334)	(36,686)	(63,971)	(214,047)	(167,428)

Reinvested capital gains	-	4,356	2,308	-	6,885	37,242	64,042	17,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,193)	(47,324)	(5,832)	(2,289)	(17,063)	(20,442)	(127,931)	(119,495)

Investment Activity*:	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$4,615	115,414	3,971	17,744	70,085	97,156	41,935	87,473

Net investment income (loss)	4,615	115,414	3,971	17,744	70,085	97,156	41,935	87,473

Realized gain (loss) on investments	5,781	58,849	(28,830)	3,673	(18,163)	20,824	278,954	(62,452)
Change in unrealized gain (loss) on investments	(409,672)	(720,005)	(58,048)	(202,650)	(1,087,644)	(1,492,681)	(3,368,758)	(785,481)

Net gain (loss) on investments	(403,891)	(661,156)	(86,878)	(198,977)	(1,105,807)	(1,471,857)	(3,089,804)	(847,933)

Reinvested capital gains	54,701	213,280	-	51,309	372,645	351,820	616,086	204,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(344,575)	(332,462)	(82,907)	(129,924)	(663,077)	(1,022,881)	(2,431,783)	(555,711)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FMCS	FNRS2	FOS	FRESS	FVSS	FVSS2	FTVDM2	FTVFA1
Reinvested dividends	$33,128	129,317	29,681	1,313	2,444	100	28,601	1,155

Net investment income (loss)	33,128	129,317	29,681	1,313	2,444	100	28,601	1,155

Realized gain (loss) on investments	23,776	89,981	90,532	948	22,879	86	22,233	(1,095)
Change in unrealized gain (loss) on investments	(2,053,878)	2,166,516	(994,452)	(40,214)	(60,861)	(26)	(425,977)	(16,351)

Net gain (loss) on investments	(2,030,102)	2,256,497	(903,920)	(39,266)	(37,982)	60	(403,744)	(17,446)

Reinvested capital gains	550,759	-	25,583	3,028	11,363	426	82,645	5,702

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,446,215)	2,385,814	(848,656)	(34,925)	(24,175)	586	(292,498)	(10,589)

Investment Activity*:	FTVFA2	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVSVI	TIF2	GVGMNS
Reinvested dividends	$10,639	-	-	16,248	123,421	70,974	50,004	-

Net investment income (loss)	10,639	-	-	16,248	123,421	70,974	50,004	-

Realized gain (loss) on investments	(20,935)	(19,225)	(36,172)	(580)	(17,474)	(168,477)	(107,308)	(344)
Change in unrealized gain (loss) on investments	(174,444)	(9,395)	(54,450)	(39,989)	(301,691)	(1,539,269)	(87,008)	(10,986)

Net gain (loss) on investments	(195,379)	(28,620)	(90,622)	(40,569)	(319,165)	(1,707,746)	(194,316)	(11,330)

Reinvested capital gains	63,948	-	-	6,195	50,097	1,019,144	-	2,396

Net increase (decrease) in contract owners’ equity resulting from operations	$(120,792)	(28,620)	(90,622)	(18,126)	(145,647)	(617,628)	(144,312)	(8,934)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG	OVGS	OVIG
Reinvested dividends	$2,375	2,024	-	230	134,323	-	-	-

Net investment income (loss)	2,375	2,024	-	230	134,323	-	-	-

Realized gain (loss) on investments	63	8,259	48,020	(298)	(41,685)	8,882	(10,615)	(33,960)
Change in unrealized gain (loss) on investments	(3,426)	(17,482)	(454,480)	(24,113)	(433,352)	(959,501)	(2,921,125)	(895,340)

Net gain (loss) on investments	(3,363)	(9,223)	(406,460)	(24,411)	(475,037)	(950,619)	(2,931,740)	(929,300)

Reinvested capital gains	-	1,758	152,195	13,713	62,589	373,428	859,439	318,150

Net increase (decrease) in contract owners’ equity resulting from operations	$(988)	(5,441)	(254,265)	(10,468)	(278,125)	(577,191)	(2,072,301)	(611,150)

Investment Activity*:	OVSB	OVSC	WRASP	WRBDP	WRBP	WRGNR	WRHIP	WRMCG
Reinvested dividends	$-	15,598	53,302	120	100	56	45,501	-

Net investment income (loss)	-	15,598	53,302	120	100	56	45,501	-

Realized gain (loss) on investments	(6,760)	26,414	(99,176)	(14)	(237)	(2)	(32,714)	(3,835)
Change in unrealized gain (loss) on investments	(35,983)	(900,739)	(826,956)	(1,127)	(4,822)	490	(97,887)	(620,308)

Net gain (loss) on investments	(42,743)	(874,325)	(926,132)	(1,141)	(5,059)	488	(130,601)	(624,143)

Reinvested capital gains	-	338,454	274,825	137	3,352	-	-	176,449

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,743)	(520,273)	(598,005)	(884)	(1,607)	544	(85,100)	(447,694)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS	JAEI	JAGTS	JAIGS
Reinvested dividends	$401	408	-	-	1,715	3,924	-	42,341

Net investment income (loss)	401	408	-	-	1,715	3,924	-	42,341

Realized gain (loss) on investments	(140)	(209)	(15)	(57)	98,842	4,328	(32,775)	37,408
Change in unrealized gain (loss) on investments	(5,884)	(4,991)	(2,730)	(5,740)	(2,529,484)	(691,724)	(3,718,421)	(329,297)

Net gain (loss) on investments	(6,024)	(5,200)	(2,745)	(5,797)	(2,430,642)	(687,396)	(3,751,196)	(291,889)

Reinvested capital gains	1,706	1,717	1,123	1,376	628,682	317,385	918,148	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,917)	(3,075)	(1,622)	(4,421)	(1,800,245)	(366,087)	(2,833,048)	(249,548)

Investment Activity*:	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC	MVIVSC
Reinvested dividends	$20,962	-	1,598	848	139,957	359	5,108	11,850

Net investment income (loss)	20,962	-	1,598	848	139,957	359	5,108	11,850

Realized gain (loss) on investments	(9,609)	(30,503)	7,950	548	124,402	(135)	37,095	36,861
Change in unrealized gain (loss) on investments	(118,701)	(817,602)	(562,382)	(20,753)	(1,481,075)	(14,371)	(293,196)	(874,839)

Net gain (loss) on investments	(128,310)	(848,105)	(554,432)	(20,205)	(1,356,673)	(14,506)	(256,101)	(837,978)

Reinvested capital gains	1,463	326,014	207,005	7,065	596,497	3,408	28,406	104,358

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,885)	(522,091)	(345,829)	(12,292)	(620,219)	(10,739)	(222,587)	(721,770)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

	MSVFI	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2
Investment Activity*:
Reinvested dividends	$18,773	1,286	84,597	56,795	24,566	29,494	-	-

Net investment income (loss)	18,773	1,286	84,597	56,795	24,566	29,494	-	-

Realized gain (loss) on investments	(4,346)	(242)	208,572	(15,100)	40,711	1,353	76,433	(1,457)
Change in unrealized gain (loss) on investments	(98,178)	(7,203)	(1,069,417)	(409,946)	(869,575)	(230,853)	(2,227,325)	(149,741)

Net gain (loss) on investments	(102,524)	(7,445)	(860,845)	(425,046)	(828,864)	(229,500)	(2,150,892)	(151,198)

Reinvested capital gains	8,382	-	560,925	-	-	97,517	422,775	19,260

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,369)	(6,159)	(215,323)	(368,251)	(804,298)	(102,489)	(1,728,117)	(131,938)

Investment Activity*:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC

Reinvested dividends	$-	-	-	-	-	218,576	-	-

Net investment income (loss)	-	-	-	-	-	218,576	-	-

Realized gain (loss) on investments	229,280	10,620	93,976	374,136	(7,058)	(159,457)	43,889	(6,493)
Change in unrealized gain (loss) on investments	(1,610,390)	(524,649)	(4,123,266)	(24,130,956)	(317,088)	(15,337,288)	(4,993,359)	(154,265)

Net gain (loss) on investments	(1,381,110)	(514,029)	(4,029,290)	(23,756,820)	(324,146)	(15,496,745)	(4,949,470)	(160,758)

Reinvested capital gains	195,178	56,195	953,270	14,388,321	168,255	11,501,811	2,693,084	55,091

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,185,932)	(457,834)	(3,076,020)	(9,368,499)	(155,891)	(3,776,358)	(2,256,386)	(105,667)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG
Reinvested dividends	$-	17,940	71,184	-	-	58,055	69,730	-

Net investment income (loss)	-	17,940	71,184	-	-	58,055	69,730	-

Realized gain (loss) on investments	(124,550)	380	(16,414)	(133)	(274)	14,604	(2,320)	5,462
Change in unrealized gain (loss) on investments	(9,583,715)	(95,787)	(225,354)	(38,976)	(26,342)	(2,099,742)	(111,563)	(100,092)

Net gain (loss) on investments	(9,708,265)	(95,407)	(241,768)	(39,109)	(26,616)	(2,085,138)	(113,883)	(94,630)

Reinvested capital gains	5,896,243	-	-	20,121	11,035	1,268,214	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,812,022)	(77,467)	(170,584)	(18,988)	(15,581)	(758,869)	(44,153)	(94,630)

Investment Activity*:	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1
Reinvested dividends	$-	43,143	58,441	21,160	13,667	-	-	-

Net investment income (loss)	-	43,143	58,441	21,160	13,667	-	-	-

Realized gain (loss) on investments	463	47,483	126,791	(1,852)	(6,785)	(54,566)	(14,893)	(96,173)
Change in unrealized gain (loss) on investments	(19,670)	(662,260)	(832,279)	(157,913)	(100,177)	(1,095,658)	(119,997)	(3,034,279)

Net gain (loss) on investments	(19,207)	(614,777)	(705,488)	(159,765)	(106,962)	(1,150,224)	(134,890)	(3,130,452)

Reinvested capital gains	-	516,294	593,323	6,771	606	235,320	18,414	303,666

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,207)	(55,340)	(53,724)	(131,834)	(92,689)	(914,904)	(116,476)	(2,826,786)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2	NVDCAP
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	439	3,686	32,200	(18,863)	(2,332)	(989)	(443)	(8,936)
Change in unrealized gain (loss) on investments	(62,523)	(1,043,152)	(1,050,560)	(444,547)	(177,025)	(206,522)	(71,184)	(516,564)

Net gain (loss) on investments	(62,084)	(1,039,466)	(1,018,360)	(463,410)	(179,357)	(207,511)	(71,627)	(525,500)

Reinvested capital gains	9,874	162,969	21,573	78,262	98,946	114,516	44,160	329,297

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,210)	(876,497)	(996,787)	(385,148)	(80,411)	(92,995)	(27,467)	(196,203)

Investment Activity*:	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP	NVIDMP	NVIE6

Reinvested dividends	$-	-	127	2,065	-	-	-	6,365

Net investment income (loss)	-	-	127	2,065	-	-	-	6,365

Realized gain (loss) on investments	(19,037)	(48,523)	(75)	629	(16,193)	(1,134)	(474,633)	1,930
Change in unrealized gain (loss) on investments	(967,992)	(110,297)	(978)	(10,486)	(890,830)	(69,966)	(2,301,765)	(61,187)

Net gain (loss) on investments	(987,029)	(158,820)	(1,053)	(9,857)	(907,023)	(71,100)	(2,776,398)	(59,257)

Reinvested capital gains	610,430	85,728	-	-	499,241	24,234	1,554,771	22,824

Net increase (decrease) in contract owners’ equity resulting from operations	$(376,599)	(73,092)	(926)	(7,792)	(407,782)	(46,866)	(1,221,627)	(30,068)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$52,367	52,697	-	70,734	430,724	-	2,084	47,077

Net investment income (loss)	52,367	52,697	-	70,734	430,724	-	2,084	47,077

Realized gain (loss) on investments	10,761	(31,905)	(174,322)	25,386	(399,162)	(151,393)	(5,113)	(38,272)
Change in unrealized gain (loss) on investments	(279,726)	(348,003)	(1,314,187)	(206,788)	(2,700,603)	(2,831,434)	(11,776)	(356,755)

Net gain (loss) on investments	(268,965)	(379,908)	(1,488,509)	(181,402)	(3,099,765)	(2,982,827)	(16,889)	(395,027)

Reinvested capital gains	-	24,015	93,911	-	1,536,890	1,007,217	10,571	256,884

Net increase (decrease) in contract owners’ equity resulting from operations	$(216,598)	(303,196)	(1,394,598)	(110,668)	(1,132,151)	(1,975,610)	(4,234)	(91,066)

Investment Activity*:	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2	NVTIV3
Reinvested dividends	$7,156	14,686	275,194	65,665	10,448	2,824	20,745	55,646

Net investment income (loss)	7,156	14,686	275,194	65,665	10,448	2,824	20,745	55,646

Realized gain (loss) on investments	12,015	(2,451)	52,830	80,244	(80,896)	(1,061)	(26,726)	(46,487)
Change in unrealized gain (loss) on investments	(581,557)	(1,031,695)	(10,742,429)	(1,921,063)	(397,630)	(8,449)	(60,386)	(119,076)

Net gain (loss) on investments	(569,542)	(1,034,146)	(10,689,599)	(1,840,819)	(478,526)	(9,510)	(87,112)	(165,563)

Reinvested capital gains	199,826	197,302	2,038,473	315,318	163,578	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(362,560)	(822,158)	(8,375,932)	(1,459,836)	(304,500)	(6,686)	(66,367)	(109,917)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SAM	SAM5	SCF	SCGF	SCVF	TRF	AMMCGS	AMSRS
Reinvested dividends	$107,857	9,014	13,283	-	4,339	54,521	-	4,571

Net investment income (loss)	107,857	9,014	13,283	-	4,339	54,521	-	4,571

Realized gain (loss) on investments	-	-	(30,495)	(103,946)	(43,747)	200,330	3,496	9,641
Change in unrealized gain (loss) on investments	-	-	(1,288,020)	(732,556)	(333,643)	(1,171,521)	(137,757)	(331,249)

Net gain (loss) on investments	-	-	(1,318,515)	(836,502)	(377,390)	(971,191)	(134,261)	(321,608)

Reinvested capital gains	173	10	656,466	232,075	193,171	481,309	49,101	97,090

Net increase (decrease) in contract owners’ equity resulting from operations	$108,030	9,024	(648,766)	(604,427)	(179,880)	(435,361)	(85,160)	(219,947)

Investment Activity*:	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA
Reinvested dividends	$38,663	64,945	26,630	45,687	49,675	5,802	43,022	109,069

Net investment income (loss)	38,663	64,945	26,630	45,687	49,675	5,802	43,022	109,069

Realized gain (loss) on investments	(8,386)	(1,181)	(16,472)	(3,152)	(125)	(33,092)	(19,155)	9,016
Change in unrealized gain (loss) on investments	(87,149)	(251,848)	(194,739)	(252,507)	(183,751)	(59,213)	(185,163)	(152,132)

Net gain (loss) on investments	(95,535)	(253,029)	(211,211)	(255,659)	(183,876)	(92,305)	(204,318)	(143,116)

Reinvested capital gains	-	137,641	124,407	171,019	51,644	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(56,872)	(50,443)	(60,174)	(38,953)	(82,557)	(86,503)	(161,296)	(34,047)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PVSTA	PVEIB	PVGOB	TRHS2	TRHSP	VWHA	VRVDRI
Reinvested dividends	$337	9,112	-	-	-	39,856	2,825

Net investment income (loss)	337	9,112	-	-	-	39,856	2,825

Realized gain (loss) on investments	6	1,722	5,623	173,239	24,027	211,193	1,305
Change in unrealized gain (loss) on investments	115	(106,854)	(363,243)	(909,241)	(439,033)	(72,448)	(60,514)

Net gain (loss) on investments	121	(105,132)	(357,620)	(736,002)	(415,006)	138,745	(59,209)

Reinvested capital gains	-	52,793	113,862	68,300	43,950	-	4,803

Net increase (decrease) in contract owners’ equity resulting from operations	$458	(43,227)	(243,758)	(667,702)	(371,056)	178,601	(51,581)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVDAA		ALVIVB		ALVSVA		WFVSCG
Investment activity*:	2022	2021	2022	2021	2022	2021	2022	2021
Net investment income (loss)	$787	3,721	1,638	250	25,525	19,260	-	-
Realized gain (loss) on investments	5,348	705	(81)	-	(355)	50,974	14,680	59,152
Change in unrealized gain (loss) on investments	(40,644)	12,975	(3,157)	839	(778,752)	646,754	(386,284)	(86,557)
Reinvested capital gains	8,570	-	-	-	344,194	-	86,492	108,728

Net increase (decrease) in contract owners’ equity resulting from operations	(25,939)	17,401	(1,600)	1,089	(409,388)	716,988	(285,112)	81,323

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	727	727	709	190	106,590	77,028	10,133	25,662
Transfers between funds	(73,971)	4,117	33,537	3,974	(37,285)	(68,295)	(12,083)	(17,565)
Surrenders (notes 2, 3, 4, 5 and 6)	(83,672)	7,513	(267)	674	(65,022)	(160,107)	(135,472)	(52,314)
Adjustments to maintain reserves	6	(4)	69	3	108	64	231	24

Net equity transactions	(156,910)	12,353	34,048	4,841	4,391	(151,310)	(137,191)	(44,193)

Net change in contract owners’ equity	(182,849)	29,754	32,448	5,930	(404,997)	565,678	(422,303)	37,130
Contract owners’ equity at beginning of period	207,090	177,336	16,001	10,071	2,624,919	2,059,241	887,812	850,682

Contract owners’ equity at end of period	$24,241	207,090	48,449	16,001	2,219,922	2,624,919	465,509	887,812

CHANGE IN UNITS:
Beginning units	11,851	11,130	1,565	1,092	73,486	78,373	12,362	12,750
Units purchased	66	1,055	4,049	494	5,521	3,185	1,090	2,268
Units surrendered	(10,216)	(334)	(117)	(21)	(5,347)	(8,072)	(3,568)	(2,656)

Ending units	1,701	11,851	5,497	1,565	73,660	73,486	9,884	12,362

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP1		ACVIP2		ACVMV1		AMVBC4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,704	14,817	52,356	33,467	100,096	49,127	18	-
Realized gain (loss) on investments	22,422	10,929	400	12,758	53,741	73,055	3	-
Change in unrealized gain (loss) on investments	(84,152)	1,789	(204,049)	20,307	(795,536)	741,615	(163)	-
Reinvested capital gains	1,468	-	5,343	-	590,650	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,558)	27,535	(145,950)	66,532	(51,049)	863,797	(142)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,406	288,015	51,778	45,180	242,966	196,659	-	-
Transfers between funds	(246,557)	(59,762)	42,412	61,346	(18,467)	(130,245)	13,710	-
Surrenders (notes 2, 3, 4, 5 and 6)	(62,525)	(12,884)	(97,361)	(131,903)	(323,837)	(206,371)	(57)	-
Adjustments to maintain reserves	90	(35)	11	(5)	157	1,650	(2)	-

Net equity transactions	(297,586)	215,334	(3,160)	(25,382)	(99,181)	(138,307)	13,651	-

Net change in contract owners’ equity	(343,144)	242,869	(149,110)	41,150	(150,230)	725,490	13,509	-
Contract owners’ equity at beginning of period	617,585	374,716	1,103,836	1,062,686	4,505,770	3,780,280	-	-

Contract owners’ equity at end of period	$274,441	617,585	954,726	1,103,836	4,355,540	4,505,770	13,509	-

CHANGE IN UNITS:
Beginning units	46,958	30,376	58,086	59,426	86,934	89,860	-	-
Units purchased	3,082	23,920	8,077	7,962	6,935	6,428	1,371	-
Units surrendered	(26,089)	(7,338)	(8,365)	(9,302)	(8,819)	(9,354)	(6)	-

Ending units	23,951	46,958	57,798	58,086	85,050	86,934	1,365	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVGA1		BRVHYI		MLVGA2		DCAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	17,918	16,128	20,869	-	34,318	-	7,369
Realized gain (loss) on investments	(10,755)	22,270	(5,907)	13,752	(68,550)	133,221	-	601,953
Change in unrealized gain (loss) on investments	(325,706)	(188,769)	(46,333)	(10,925)	(670,741)	(544,631)	-	(349,756)
Reinvested capital gains	21,659	271,225	-	894	34,813	644,763	-	184,791

Net increase (decrease) in contract owners’ equity resulting from operations	(314,802)	122,644	(36,112)	24,590	(704,478)	267,671	-	444,357

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	87,748	111,639	5,661	3,705	91,539	103,582	(1)	39,999
Transfers between funds	(35,554)	(66,544)	(6,166)	(139,764)	(174,714)	2,061,130	10	(2,083,158)
Surrenders (notes 2, 3, 4, 5 and 6)	(82,399)	(67,810)	(11,108)	(7,610)	(1,396,544)	(914,850)	(9)	(144,949)
Adjustments to maintain reserves	582	56	192	(520)	18	(6)	-	(9)

Net equity transactions	(29,623)	(22,659)	(11,421)	(144,189)	(1,479,701)	1,249,856	-	(2,188,117)

Net change in contract owners’ equity	(344,425)	99,985	(47,533)	(119,599)	(2,184,179)	1,517,527	-	(1,743,760)
Contract owners’ equity at beginning of period	1,966,935	1,866,950	316,145	435,744	4,688,480	3,170,953	-	1,743,760

Contract owners’ equity at end of period	$1,622,510	1,966,935	268,612	316,145	2,504,301	4,688,480	-	-

CHANGE IN UNITS:
Beginning units	98,039	99,266	24,107	35,001	171,816	123,815	-	40,427
Units purchased	5,136	6,768	3,056	8,295	5,688	86,619	-	822
Units surrendered	(7,061)	(7,995)	(4,316)	(19,189)	(68,266)	(38,618)	-	(41,249)

Ending units	96,114	98,039	22,847	24,107	109,238	171,816	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSIF		DVSCS		DWVSVS		DFVGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$109,139	98,514	35,199	28,553	1,621	2,038	3,073	1,823
Realized gain (loss) on investments	279,815	215,337	10,188	42,160	(1,352)	89	(5,469)	(468)
Change in unrealized gain (loss) on investments	(2,811,471)	1,449,547	(1,252,100)	817,423	(65,707)	91,860	(13,264)	(3,880)
Reinvested capital gains	701,762	374,926	471,332	58,468	21,616	-	-	24

Net increase (decrease) in contract owners’ equity resulting from operations	(1,720,755)	2,138,324	(735,381)	946,604	(43,822)	93,987	(15,660)	(2,501)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	177,276	256,100	91,666	98,658	15,313	12,733	12,398	13,084
Transfers between funds	158,703	(142,493)	(700)	(85,077)	24,161	(12,228)	(35,635)	41,239
Surrenders (notes 2, 3, 4, 5 and 6)	(889,999)	(299,409)	(233,538)	(176,738)	(16,744)	(38,742)	(16,291)	(23,155)
Adjustments to maintain reserves	338	116	351	(683)	-	20	(6)	(20)

Net equity transactions	(553,682)	(185,686)	(142,221)	(163,840)	22,730	(38,217)	(39,534)	31,148

Net change in contract owners’ equity	(2,274,437)	1,952,638	(877,602)	782,764	(21,092)	55,770	(55,194)	28,647
Contract owners’ equity at beginning of period	9,557,116	7,604,478	4,451,904	3,669,140	343,374	287,604	244,742	216,095

Contract owners’ equity at end of period	$7,282,679	9,557,116	3,574,302	4,451,904	322,282	343,374	189,548	244,742

CHANGE IN UNITS:
Beginning units	176,942	180,791	88,227	91,724	13,823	15,516	20,676	18,066
Units purchased	10,871	9,569	3,529	2,601	1,777	663	1,183	4,907
Units surrendered	(22,743)	(13,418)	(6,772)	(6,098)	(797)	(2,356)	(4,763)	(2,297)

Ending units	165,070	176,942	84,984	88,227	14,803	13,823	17,096	20,676

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVGMI		DFVIPS		DFVIS		DFVIV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,476	1,682	19,738	8,114	6,398	6,735	8,307	8,056
Realized gain (loss) on investments	2,887	1,816	3,275	4,047	(1,158)	436	1,189	691
Change in unrealized gain (loss) on investments	(18,384)	7,441	(54,206)	(3,900)	(56,920)	7,886	(17,636)	21,844
Reinvested capital gains	1,440	3,770	-	1,457	4,356	18,164	2,308	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,581)	14,709	(31,193)	9,718	(47,324)	33,221	(5,832)	30,591

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,514	6,850	9,072	5,451	17,003	17,449	16,468	16,858
Transfers between funds	(9,930)	6,348	185,179	(13,960)	11,044	2,677	620	(3,545)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,242)	(11,179)	(114,202)	(9,758)	(8,833)	(13,113)	(8,802)	(8,477)
Adjustments to maintain reserves	7	(15)	30	7	(5)	17	3	8

Net equity transactions	(8,651)	2,004	80,079	(18,260)	19,209	7,030	8,289	4,844

Net change in contract owners’ equity	(21,232)	16,713	48,886	(8,542)	(28,115)	40,251	2,457	35,435
Contract owners’ equity at beginning of period	119,024	102,311	179,973	188,515	268,955	228,704	206,071	170,636

Contract owners’ equity at end of period	$97,792	119,024	228,859	179,973	240,840	268,955	208,528	206,071

CHANGE IN UNITS:
Beginning units	7,803	7,660	13,833	15,298	11,741	11,438	11,794	11,535
Units purchased	1,265	1,033	17,084	859	1,484	905	1,295	1,006
Units surrendered	(1,868)	(890)	(10,825)	(2,324)	(459)	(602)	(727)	(747)

Ending units	7,200	7,803	20,092	13,833	12,766	11,741	12,362	11,794

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVSTF		DFVULV		DFVUTV		DSGIBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,045	13	12,738	8,514	6,287	6,457	22,074	17,068
Realized gain (loss) on investments	(1,674)	(304)	17,189	4,261	2,314	5,655	(7,180)	(38)
Change in unrealized gain (loss) on investments	(1,660)	(189)	(53,875)	97,109	(66,285)	46,010	(206,867)	48,814
Reinvested capital gains	-	-	6,885	-	37,242	32,431	64,042	10,323

Net increase (decrease) in contract owners’ equity resulting from operations	(2,289)	(480)	(17,063)	109,884	(20,442)	90,553	(127,931)	76,167

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,783	8,299	91,723	27,665	40,904	37,742	124,447	98,607
Transfers between funds	(125,562)	140,334	(6,917)	(5,021)	1,231	193,893	3,515	14,108
Surrenders (notes 2, 3, 4, 5 and 6)	(5,571)	(5,881)	(88,088)	(20,676)	(32,036)	(23,848)	(54,344)	(23,626)
Adjustments to maintain reserves	(8)	-	180	25	22	35	103	11

Net equity transactions	(123,358)	142,752	(3,102)	1,993	10,121	207,822	73,721	89,100

Net change in contract owners’ equity	(125,647)	142,272	(20,165)	111,877	(10,321)	298,375	(54,210)	165,267
Contract owners’ equity at beginning of period	206,241	63,969	517,239	405,362	482,515	184,140	841,791	676,524

Contract owners’ equity at end of period	$80,594	206,241	497,074	517,239	472,194	482,515	787,581	841,791

CHANGE IN UNITS:
Beginning units	19,168	5,934	16,312	16,240	14,914	7,950	52,066	46,428
Units purchased	732	13,780	3,381	1,103	1,641	8,509	7,992	7,393
Units surrendered	(12,322)	(546)	(3,213)	(1,031)	(1,318)	(1,545)	(2,761)	(1,755)

Ending units	7,578	19,168	16,480	16,312	15,237	14,914	57,297	52,066

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FQB		FCS		FEIS		FEMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$30,064	30,880	4,615	398	115,414	115,222	3,971	8,664
Realized gain (loss) on investments	(23,587)	(814)	5,781	40,578	58,849	59,281	(28,830)	5,197
Change in unrealized gain (loss) on investments	(143,841)	(57,916)	(409,672)	57,024	(720,005)	484,213	(58,048)	(75,322)
Reinvested capital gains	17,869	10,710	54,701	130,766	213,280	708,317	-	40,497

Net increase (decrease) in contract owners’ equity resulting from operations	(119,495)	(17,140)	(344,575)	228,766	(332,462)	1,367,033	(82,907)	(20,964)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	43,220	46,271	115,047	39,643	257,836	242,801	7,003	6,786
Transfers between funds	(21,365)	100,340	179,121	256,847	2,731	(146,350)	(15,890)	209,709
Surrenders (notes 2, 3, 4, 5 and 6)	(124,048)	(57,731)	(175,246)	(39,550)	(345,326)	(386,411)	(85,124)	(10,010)
Adjustments to maintain reserves	(12)	21	(30)	2	392	2	114	36

Net equity transactions	(102,205)	88,901	118,892	256,942	(84,367)	(289,958)	(93,897)	206,521

Net change in contract owners’ equity	(221,700)	71,761	(225,683)	485,708	(416,829)	1,077,075	(176,804)	185,557
Contract owners’ equity at beginning of period	1,286,740	1,214,979	1,258,326	772,618	6,698,347	5,621,272	415,709	230,152

Contract owners’ equity at end of period	$1,065,040	1,286,740	1,032,643	1,258,326	6,281,518	6,698,347	238,905	415,709

CHANGE IN UNITS:
Beginning units	65,008	60,526	19,809	15,533	183,901	192,646	30,111	16,290
Units purchased	4,263	8,126	6,621	5,970	12,986	12,472	2,974	14,528
Units surrendered	(9,962)	(3,644)	(4,348)	(1,694)	(15,185)	(21,217)	(11,384)	(707)

Ending units	59,309	65,008	22,082	19,809	181,702	183,901	21,701	30,111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF10S		FF20S		FF30S		FGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,744	9,153	70,085	41,669	97,156	57,603	41,935	-
Realized gain (loss) on investments	3,673	16,473	(18,163)	114,668	20,824	153,887	278,954	421,276
Change in unrealized gain (loss) on investments	(202,650)	(4,591)	(1,087,644)	(8,176)	(1,492,681)	201,618	(3,368,758)	(432,731)
Reinvested capital gains	51,309	33,239	372,645	224,944	351,820	239,299	616,086	2,027,399

Net increase (decrease) in contract owners’ equity resulting from operations	(129,924)	54,274	(663,077)	373,105	(1,022,881)	652,407	(2,431,783)	2,015,944

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,988	20,261	66,732	78,204	305,529	246,114	375,252	331,864
Transfers between funds	94	(2,444)	(269,045)	9,662	50,292	42,834	(394,774)	(224,350)
Surrenders (notes 2, 3, 4, 5 and 6)	(45,095)	(65,044)	(177,455)	(438,445)	(328,267)	(369,056)	(835,197)	(631,632)
Adjustments to maintain reserves	3	(3,703)	91	(24)	112	24	297	(1,318)

Net equity transactions	(27,010)	(50,930)	(379,677)	(350,603)	27,666	(80,084)	(854,422)	(525,436)

Net change in contract owners’ equity	(156,934)	3,344	(1,042,754)	22,502	(995,215)	572,323	(3,286,205)	1,490,508
Contract owners’ equity at beginning of period	967,757	964,413	4,219,994	4,197,492	5,974,659	5,402,336	10,411,394	8,920,886

Contract owners’ equity at end of period	$810,823	967,757	3,177,240	4,219,994	4,979,444	5,974,659	7,125,189	10,411,394

CHANGE IN UNITS:
Beginning units	34,643	36,523	130,885	142,512	161,045	163,443	142,164	149,928
Units purchased	736	767	3,368	21,007	12,133	18,382	13,431	8,673
Units surrendered	(1,798)	(2,647)	(17,177)	(32,634)	(11,576)	(20,780)	(26,692)	(16,437)

Ending units	33,581	34,643	117,076	130,885	161,602	161,045	128,903	142,164

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBS		FMCS		FNRS2		FOS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$87,473	84,946	33,128	48,393	129,317	76,995	29,681	14,831
Realized gain (loss) on investments	(62,452)	63,312	23,776	226,270	89,981	(123,476)	90,532	57,769
Change in unrealized gain (loss) on investments	(785,481)	(303,426)	(2,053,878)	353,877	2,166,516	1,301,707	(994,452)	264,235
Reinvested capital gains	204,749	121,328	550,759	1,520,215	-	-	25,583	248,135

Net increase (decrease) in contract owners’ equity resulting from operations	(555,711)	(33,840)	(1,446,215)	2,148,755	2,385,814	1,255,226	(848,656)	584,970

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	146,089	170,805	196,327	256,271	293,588	111,447	164,358	91,119
Transfers between funds	211,797	(82,426)	(59,119)	(178,360)	440,138	290,909	134,400	74,439
Surrenders (notes 2, 3, 4, 5 and 6)	(387,279)	(453,233)	(907,348)	(895,513)	(355,907)	(242,937)	(125,033)	(196,429)
Adjustments to maintain reserves	416	(675)	(1,340)	(298)	(5,030)	29	134	66

Net equity transactions	(28,977)	(365,529)	(771,480)	(817,900)	372,789	159,448	173,859	(30,805)

Net change in contract owners’ equity	(584,688)	(399,369)	(2,217,695)	1,330,855	2,758,603	1,414,674	(674,797)	554,165
Contract owners’ equity at beginning of period	4,273,770	4,673,139	10,037,674	8,706,819	3,749,666	2,334,992	3,543,407	2,989,242

Contract owners’ equity at end of period	$3,689,082	4,273,770	7,819,979	10,037,674	6,508,269	3,749,666	2,868,610	3,543,407

CHANGE IN UNITS:
Beginning units	213,115	231,344	190,829	207,746	214,525	206,833	202,286	204,051
Units purchased	35,722	18,604	8,716	6,987	50,964	36,091	27,623	13,099
Units surrendered	(37,328)	(36,833)	(24,941)	(23,904)	(36,867)	(28,399)	(12,764)	(14,864)

Ending units	211,509	213,115	174,604	190,829	228,622	214,525	217,145	202,286

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FRESS		FVSS		FVSS2		FTVDM2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,313	1,180	2,444	3,729	100	-	28,601	13,374
Realized gain (loss) on investments	948	1,167	22,879	6,180	86	-	22,233	36,802
Change in unrealized gain (loss) on investments	(40,214)	34,846	(60,861)	32,344	(26)	-	(425,977)	(163,848)
Reinvested capital gains	3,028	704	11,363	22,128	426	-	82,645	30,651

Net increase (decrease) in contract owners’ equity resulting from operations	(34,925)	37,897	(24,175)	64,381	586	-	(292,498)	(83,021)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,299	7,156	56,573	6,044	561	-	44,087	46,157
Transfers between funds	(8,379)	(1,045)	37,202	58,446	11,374	-	3,660	104,083
Surrenders (notes 2, 3, 4, 5 and 6)	(4,897)	(10,276)	(117,480)	(32,160)	(1,731)	-	(129,534)	(151,023)
Adjustments to maintain reserves	-	(1)	25	(2)	1	-	(4)	9

Net equity transactions	(5,977)	(4,166)	(23,680)	32,328	10,205	-	(81,791)	(774)

Net change in contract owners’ equity	(40,902)	33,731	(47,855)	96,709	10,791	-	(374,289)	(83,795)
Contract owners’ equity at beginning of period	133,254	99,523	277,339	180,630	-	-	1,404,301	1,488,096

Contract owners’ equity at end of period	$92,352	133,254	229,484	277,339	10,791	-	1,030,012	1,404,301

CHANGE IN UNITS:
Beginning units	8,652	8,973	6,605	5,742	-	-	95,329	95,235
Units purchased	795	550	2,400	1,712	1,310	-	8,426	9,918
Units surrendered	(1,163)	(871)	(3,116)	(849)	(197)	-	(14,132)	(9,824)

Ending units	8,284	8,652	5,889	6,605	1,113	-	89,623	95,329

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVFA1		FTVFA2		FTVGB1		FTVGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,155	1,263	10,639	12,517	-	-	-	-
Realized gain (loss) on investments	(1,095)	(1,638)	(20,935)	(5,672)	(19,225)	(37,554)	(36,172)	(46,903)
Change in unrealized gain (loss) on investments	(16,351)	7,394	(174,444)	72,710	(9,395)	4,874	(54,450)	(48,808)
Reinvested capital gains	5,702	-	63,948	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,589)	7,019	(120,792)	79,555	(28,620)	(32,680)	(90,622)	(95,711)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,170	6,232	7,001	6,150	26,647	69,790	75,303	72,199
Transfers between funds	(637)	(2,124)	(29,445)	(1,358)	(13,307)	(52,508)	(13,530)	(11,548)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,281)	(5,977)	(6,297)	(22,691)	(48,290)	(65,414)	(110,023)	(106,610)
Adjustments to maintain reserves	24	33	13	(3)	(1,166)	(115)	25	4

Net equity transactions	2,276	(1,836)	(28,728)	(17,902)	(36,116)	(48,247)	(48,225)	(45,955)

Net change in contract owners’ equity	(8,313)	5,183	(149,520)	61,653	(64,736)	(80,927)	(138,847)	(141,666)
Contract owners’ equity at beginning of period	65,243	60,060	748,995	687,342	609,386	690,313	1,785,828	1,927,494

Contract owners’ equity at end of period	$56,930	65,243	599,475	748,995	544,650	609,386	1,646,981	1,785,828

CHANGE IN UNITS:
Beginning units	2,902	2,987	33,745	34,585	56,677	61,235	188,449	193,243
Units purchased	308	300	922	759	3,175	10,933	12,823	10,661
Units surrendered	(207)	(385)	(2,514)	(1,599)	(6,615)	(15,491)	(18,423)	(15,455)

Ending units	3,003	2,902	32,153	33,745	53,237	56,677	182,849	188,449

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVIS1		FTVIS2		FTVRDI		FTVSVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$16,248	17,267	123,421	117,440	-	38,470	70,974	70,059
Realized gain (loss) on investments	(580)	3,515	(17,474)	(2,710)	-	1,149,359	(168,477)	(152,382)
Change in unrealized gain (loss) on investments	(39,989)	33,574	(301,691)	268,651	-	(470,300)	(1,539,269)	1,339,837
Reinvested capital gains	6,195	-	50,097	-	-	116,467	1,019,144	156,251

Net increase (decrease) in contract owners’ equity resulting from operations	(18,126)	54,356	(145,647)	383,381	-	833,996	(617,628)	1,413,765

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	43,882	57,467	164,232	61,483	-	66,842	104,771	116,178
Transfers between funds	(3,706)	(70,429)	7,230	43,117	-	(4,146,990)	(930)	(343,945)
Surrenders (notes 2, 3, 4, 5 and 6)	(26,908)	(24,013)	(220,929)	(143,189)	-	(154,337)	(265,710)	(405,600)
Adjustments to maintain reserves	32	3	6	(8)	-	9	32	11

Net equity transactions	13,300	(36,972)	(49,461)	(38,597)	-	(4,234,476)	(161,837)	(633,356)

Net change in contract owners’ equity	(4,826)	17,384	(195,108)	344,784	-	(3,400,480)	(779,465)	780,409
Contract owners’ equity at beginning of period	329,511	312,127	2,632,861	2,288,077	-	3,400,480	6,369,038	5,588,629

Contract owners’ equity at end of period	$324,685	329,511	2,437,753	2,632,861	-	-	5,589,573	6,369,038

CHANGE IN UNITS:
Beginning units	16,682	18,489	100,892	102,370	-	82,555	143,369	158,094
Units purchased	2,391	3,349	10,034	4,787	-	2,053	6,821	3,716
Units surrendered	(1,727)	(5,156)	(12,101)	(6,265)	-	(84,608)	(10,672)	(18,441)

Ending units	17,346	16,682	98,825	100,892	-	-	139,518	143,369

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TIF2		GVGMNS		GVMSAS		RVARS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$50,004	33,151	-	-	2,375	217	2,024	-
Realized gain (loss) on investments	(107,308)	(23,245)	(344)	175	63	62	8,259	543
Change in unrealized gain (loss) on investments	(87,008)	57,215	(10,986)	149	(3,426)	230	(17,482)	7,324
Reinvested capital gains	-	-	2,396	4,619	-	-	1,758	4,073

Net increase (decrease) in contract owners’ equity resulting from operations	(144,312)	67,121	(8,934)	4,943	(988)	509	(5,441)	11,940

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	63,458	65,490	1,126	1,322	1,289	1,313	15,017	10,082
Transfers between funds	(37,498)	121,061	30,830	51	56,539	9,323	66,770	11,650
Surrenders (notes 2, 3, 4, 5 and 6)	(225,191)	(102,253)	(2,883)	1,772	(2,289)	(1,088)	(76,877)	(6,467)
Adjustments to maintain reserves	(6)	5	(9)	10	1	6	13	(12)

Net equity transactions	(199,237)	84,303	29,064	3,155	55,540	9,554	4,923	15,253

Net change in contract owners’ equity	(343,549)	151,424	20,130	8,098	54,552	10,063	(518)	27,193
Contract owners’ equity at beginning of period	1,794,243	1,642,819	38,450	30,352	14,614	4,551	171,065	143,872

Contract owners’ equity at end of period	$1,450,694	1,794,243	58,580	38,450	69,166	14,614	170,547	171,065

CHANGE IN UNITS:
Beginning units	179,299	171,000	2,194	2,012	1,265	413	13,447	12,226
Units purchased	14,571	21,726	2,134	335	5,350	947	6,727	1,740
Units surrendered	(36,969)	(13,427)	(193)	(153)	(209)	(95)	(6,296)	(519)

Ending units	156,901	179,299	4,135	2,194	6,406	1,265	13,878	13,447

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACEG		AVMCCI		IVBRA1		OVAG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	230	313	134,323	61,090	-	-
Realized gain (loss) on investments	48,020	24,972	(298)	(106)	(41,685)	(1,111)	8,882	39,152
Change in unrealized gain (loss) on investments	(454,480)	(29,044)	(24,113)	13,827	(433,352)	42,003	(959,501)	74,436
Reinvested capital gains	152,195	110,121	13,713	-	62,589	60,851	373,428	190,425

Net increase (decrease) in contract owners’ equity resulting from operations	(254,265)	106,049	(10,468)	14,034	(278,125)	162,833	(577,191)	304,013

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,221	17,004	691	691	79,665	89,523	39,653	32,904
Transfers between funds	(45,142)	4,926	3,688	(551)	(23,599)	11,459	52,560	92,523
Surrenders (notes 2, 3, 4, 5 and 6)	(174,644)	(52,816)	(1,317)	(1,222)	(158,856)	68,982	(202,801)	(44,742)
Adjustments to maintain reserves	(7)	37	5	(3)	72	6	428	29

Net equity transactions	(205,572)	(30,849)	3,067	(1,085)	(102,718)	169,970	(110,160)	80,714

Net change in contract owners’ equity	(459,837)	75,200	(7,401)	12,949	(380,843)	332,803	(687,351)	384,727
Contract owners’ equity at beginning of period	958,320	883,120	73,671	60,722	1,971,669	1,638,866	1,881,806	1,497,079

Contract owners’ equity at end of period	$498,483	958,320	66,270	73,671	1,590,826	1,971,669	1,194,455	1,881,806

CHANGE IN UNITS:
Beginning units	22,523	23,231	2,910	2,956	124,564	113,421	106,567	100,972
Units purchased	668	854	218	29	6,250	15,323	11,619	10,681
Units surrendered	(6,184)	(1,562)	(75)	(75)	(13,469)	(4,180)	(20,180)	(5,086)

Ending units	17,007	22,523	3,053	2,910	117,345	124,564	98,006	106,567

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGI		OVGS		OVIG		OVSB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	42,252	-	-	-	-	-	17,429
Realized gain (loss) on investments	-	1,345,027	(10,615)	99,155	(33,960)	13,208	(6,760)	(2,434)
Change in unrealized gain (loss) on investments	-	(286,660)	(2,921,125)	453,863	(895,340)	(18,675)	(35,983)	(27,407)
Reinvested capital gains	-	344,440	859,439	323,433	318,150	176,543	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,445,059	(2,072,301)	876,451	(611,150)	171,076	(42,743)	(12,412)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(622)	134,249	154,730	177,898	100,544	88,565	22,406	22,074
Transfers between funds	576	(6,546,703)	91,706	77,874	123,886	371,023	3,089	24,782
Surrenders (notes 2, 3, 4, 5 and 6)	(27)	(330,504)	(235,647)	(318,522)	(218,160)	(21,922)	(15,134)	(25,477)
Adjustments to maintain reserves	73	(285)	528	(12)	708	78	1	(5)

Net equity transactions	-	(6,743,243)	11,317	(62,762)	6,978	437,744	10,362	21,374

Net change in contract owners’ equity	-	(5,298,184)	(2,060,984)	813,689	(604,172)	608,820	(32,381)	8,962
Contract owners’ equity at beginning of period	-	5,298,184	6,502,012	5,688,323	2,248,954	1,640,134	371,800	362,838

Contract owners’ equity at end of period	$-	-	4,441,028	6,502,012	1,644,782	2,248,954	339,419	371,800

CHANGE IN UNITS:
Beginning units	-	140,620	180,099	181,966	139,259	111,939	30,378	28,634
Units purchased	-	4,821	16,448	9,597	20,454	31,562	3,781	3,999
Units surrendered	-	(145,441)	(16,271)	(11,464)	(19,948)	(4,242)	(2,837)	(2,255)

Ending units	-	-	180,276	180,099	139,765	139,259	31,322	30,378

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSC		WRASP		WRBDP		WRBP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,598	11,911	53,302	64,244	120	102	100	86
Realized gain (loss) on investments	26,414	101,954	(99,176)	(1,288)	(14)	(2)	(237)	108
Change in unrealized gain (loss) on investments	(900,739)	316,671	(826,956)	(78,319)	(1,127)	(353)	(4,822)	571
Reinvested capital gains	338,454	200,312	274,825	414,542	137	208	3,352	526

Net increase (decrease) in contract owners’ equity resulting from operations	(520,273)	630,848	(598,005)	399,179	(884)	(45)	(1,607)	1,291

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	107,651	95,226	138,472	154,810	459	459	1,533	1,533
Transfers between funds	(48,071)	(132,014)	7,761	(6,599)	-	-	(149)	(133)
Surrenders (notes 2, 3, 4, 5 and 6)	(192,415)	(139,403)	(436,138)	(265,920)	(63)	(59)	(634)	(670)
Adjustments to maintain reserves	79	371	390	24	15	24	(9)	14

Net equity transactions	(132,756)	(175,820)	(289,515)	(117,685)	411	424	741	744

Net change in contract owners’ equity	(653,029)	455,028	(887,520)	281,494	(473)	379	(866)	2,035
Contract owners’ equity at beginning of period	3,291,602	2,836,574	4,117,038	3,835,544	5,629	5,250	9,836	7,801

Contract owners’ equity at end of period	$2,638,573	3,291,602	3,229,518	4,117,038	5,156	5,629	8,970	9,836

CHANGE IN UNITS:
Beginning units	62,535	66,044	198,159	203,887	319	295	324	298
Units purchased	3,177	3,269	9,235	8,637	32	27	58	54
Units surrendered	(6,153)	(6,778)	(25,080)	(14,365)	(4)	(3)	(30)	(28)

Ending units	59,559	62,535	182,314	198,159	347	319	352	324

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRGNR		WRHIP		WRMCG		WRPAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$56	41	45,501	44,692	-	-	401	342
Realized gain (loss) on investments	(2)	(8)	(32,714)	(1,746)	(3,835)	178,410	(140)	(38)
Change in unrealized gain (loss) on investments	490	553	(97,887)	1,482	(620,308)	(91,869)	(5,884)	2,268
Reinvested capital gains	-	-	-	-	176,449	179,657	1,706	1,007

Net increase (decrease) in contract owners’ equity resulting from operations	544	586	(85,100)	44,428	(447,694)	266,198	(3,917)	3,579

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	306	306	29,198	35,425	71,784	31,448	1,650	1,650
Transfers between funds	-	-	(31,069)	4,595	(423,761)	7,193	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(46)	(29)	(93,985)	(53,429)	(200,353)	(93,923)	(473)	(455)
Adjustments to maintain reserves	19	13	29	20	78	5	22	70

Net equity transactions	279	290	(95,827)	(13,389)	(552,252)	(55,277)	1,199	1,265

Net change in contract owners’ equity	823	876	(180,927)	31,039	(999,946)	210,921	(2,718)	4,844
Contract owners’ equity at beginning of period	3,093	2,217	763,443	732,404	1,672,417	1,461,496	23,330	18,486

Contract owners’ equity at end of period	$3,916	3,093	582,516	763,443	672,471	1,672,417	20,612	23,330

CHANGE IN UNITS:
Beginning units	522	474	28,410	28,907	24,690	25,105	712	671
Units purchased	46	54	1,408	2,148	1,578	1,527	60	56
Units surrendered	(7)	(6)	(5,471)	(2,645)	(11,923)	(1,942)	(17)	(15)

Ending units	561	522	24,347	28,410	14,345	24,690	755	712

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRPMAP		WRSCP		WRSTP		JACAS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$408	317	-	56	-	-	1,715	-
Realized gain (loss) on investments	(209)	(22)	(15)	15	(57)	164	98,842	327,470
Change in unrealized gain (loss) on investments	(4,991)	1,535	(2,730)	(534)	(5,740)	(2,195)	(2,529,484)	89,695
Reinvested capital gains	1,717	790	1,123	688	1,376	3,777	628,682	672,369

Net increase (decrease) in contract owners’ equity resulting from operations	(3,075)	2,620	(1,622)	225	(4,421)	1,746	(1,800,245)	1,089,534

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,982	2,982	306	306	880	880	65,590	70,930
Transfers between funds	-	-	-	-	592	(261)	(430,424)	75,873
Surrenders (notes 2, 3, 4, 5 and 6)	(1,329)	(1,447)	(63)	(69)	(257)	(318)	(624,154)	(202,825)
Adjustments to maintain reserves	11	(5)	11	23	(3)	43	612	12

Net equity transactions	1,664	1,530	254	260	1,212	344	(988,376)	(56,010)

Net change in contract owners’ equity	(1,411)	4,150	(1,368)	485	(3,209)	2,090	(2,788,621)	1,033,524
Contract owners’ equity at beginning of period	19,040	14,890	6,124	5,639	13,663	11,573	5,736,558	4,703,034

Contract owners’ equity at end of period	$17,629	19,040	4,756	6,124	10,454	13,663	2,947,937	5,736,558

CHANGE IN UNITS:
Beginning units	640	585	165	158	204	199	79,628	80,036
Units purchased	115	107	12	9	30	14	2,809	2,886
Units surrendered	(51)	(52)	(2)	(2)	(5)	(9)	(20,692)	(3,294)

Ending units	704	640	175	165	229	204	61,745	79,628

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAEI		JAGTS		JAIGS		LOVTRC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,924	6,760	-	8,258	42,341	28,297	20,962	14,647
Realized gain (loss) on investments	4,328	32,301	(32,775)	804,927	37,408	114,464	(9,609)	1,376
Change in unrealized gain (loss) on investments	(691,724)	114,371	(3,718,421)	(591,116)	(329,297)	188,796	(118,701)	(22,305)
Reinvested capital gains	317,385	178,387	918,148	946,808	-	-	1,463	5,011

Net increase (decrease) in contract owners’ equity resulting from operations	(366,087)	331,819	(2,833,048)	1,168,877	(249,548)	331,557	(105,885)	(1,271)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	172,917	111,606	393,819	305,089	73,753	111,032	23,978	69,207
Transfers between funds	80,769	74,635	(704,414)	387,303	(18,897)	(62,433)	(48,321)	146,148
Surrenders (notes 2, 3, 4, 5 and 6)	(284,952)	(122,247)	(862,666)	(702,915)	(88,133)	(136,469)	(22,756)	(29,895)
Adjustments to maintain reserves	42	21	634	(77)	85	(59)	182	40

Net equity transactions	(31,224)	64,015	(1,172,627)	(10,600)	(33,192)	(87,929)	(46,917)	185,500

Net change in contract owners’ equity	(397,311)	395,834	(4,005,675)	1,158,277	(282,740)	243,628	(152,802)	184,229
Contract owners’ equity at beginning of period	2,360,571	1,964,737	8,107,744	6,949,467	2,804,523	2,560,895	750,144	565,915

Contract owners’ equity at end of period	$1,963,260	2,360,571	4,102,069	8,107,744	2,521,783	2,804,523	597,342	750,144

CHANGE IN UNITS:
Beginning units	107,848	104,871	121,711	122,836	177,282	183,388	62,432	46,984
Units purchased	15,768	10,414	11,286	23,452	8,862	15,528	4,297	18,504
Units surrendered	(16,911)	(7,437)	(35,061)	(24,577)	(11,285)	(21,634)	(8,889)	(3,056)

Ending units	106,705	107,848	97,936	121,711	174,859	177,282	57,840	62,432

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNDIC		MV2IGI		MV3MVI		MVFIC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	1,598	4,086	848	854	139,957	128,616
Realized gain (loss) on investments	(30,503)	136,930	7,950	29,853	548	1,939	124,402	309,824
Change in unrealized gain (loss) on investments	(817,602)	(399,390)	(562,382)	133,155	(20,753)	10,113	(1,481,075)	1,567,919
Reinvested capital gains	326,014	309,921	207,005	217,592	7,065	724	596,497	214,179

Net increase (decrease) in contract owners’ equity resulting from operations	(522,091)	47,461	(345,829)	384,686	(12,292)	13,630	(620,219)	2,220,538

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	53,932	48,046	27,729	26,742	678	4,592	226,575	261,410
Transfers between funds	(287,807)	125,149	35,421	(7,632)	55,128	102,898	361,445	(704,973)
Surrenders (notes 2, 3, 4, 5 and 6)	(229,659)	(87,365)	(77,757)	(92,556)	(7,896)	(9,083)	(484,689)	(482,399)
Adjustments to maintain reserves	58	(34)	17	(15)	18	7	219	(201)

Net equity transactions	(463,476)	85,796	(14,590)	(73,461)	47,928	98,414	103,550	(926,163)

Net change in contract owners’ equity	(985,567)	133,257	(360,419)	311,225	35,636	112,044	(516,669)	1,294,375
Contract owners’ equity at beginning of period	1,948,078	1,814,821	1,805,675	1,494,450	118,009	5,965	10,330,404	9,036,029

Contract owners’ equity at end of period	$962,511	1,948,078	1,445,256	1,805,675	153,645	118,009	9,813,735	10,330,404

CHANGE IN UNITS:
Beginning units	51,109	48,470	61,735	64,365	6,540	433	227,593	249,746
Units purchased	3,830	6,601	3,198	1,125	7,674	6,665	24,219	9,920
Units surrendered	(18,989)	(3,962)	(3,735)	(3,755)	(4,879)	(558)	(22,027)	(32,073)

Ending units	35,950	51,109	61,198	61,735	9,335	6,540	229,785	227,593

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVIGIC		MVIVIC		MVIVSC		MSVFI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$359	366	5,108	3,248	11,850	4,114	18,773	21,558
Realized gain (loss) on investments	(135)	1,491	37,095	30,028	36,861	79,731	(4,346)	2,110
Change in unrealized gain (loss) on investments	(14,371)	1,399	(293,196)	38,772	(874,839)	128,484	(98,178)	(61,137)
Reinvested capital gains	3,408	2,985	28,406	25,451	104,358	79,774	8,382	35,732

Net increase (decrease) in contract owners’ equity resulting from operations	(10,739)	6,241	(222,587)	97,499	(721,770)	292,103	(75,369)	(1,737)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,721	3,567	47,501	66,561	74,139	74,158	13,483	20,609
Transfers between funds	8,576	12,396	(33,048)	13,165	(96,100)	(56,898)	(1,546)	37,676
Surrenders (notes 2, 3, 4, 5 and 6)	(5,257)	(2,574)	(159,330)	(57,959)	(110,155)	(134,454)	(21,370)	(50,975)
Adjustments to maintain reserves	12	(6)	82	(13)	86	(16)	(15)	(521)

Net equity transactions	7,052	13,383	(144,795)	21,754	(132,030)	(117,210)	(9,448)	6,789

Net change in contract owners’ equity	(3,687)	19,624	(367,382)	119,253	(853,800)	174,893	(84,817)	5,052
Contract owners’ equity at beginning of period	69,087	49,463	1,006,314	887,061	3,033,080	2,858,187	527,294	522,242

Contract owners’ equity at end of period	$65,400	69,087	638,932	1,006,314	2,179,280	3,033,080	442,477	527,294

CHANGE IN UNITS:
Beginning units	4,979	3,895	33,924	33,060	90,393	93,934	26,654	26,313
Units purchased	1,076	1,324	3,293	3,483	3,689	3,547	1,300	3,414
Units surrendered	(513)	(240)	(9,040)	(2,619)	(8,902)	(7,088)	(1,846)	(3,073)

Ending units	5,542	4,979	28,177	33,924	85,180	90,393	26,108	26,654

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DTRTFB		EIF		GBF		GEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,286	911	84,597	63,724	56,795	49,245	24,566	33,829
Realized gain (loss) on investments	(242)	46	208,572	137,170	(15,100)	12,206	40,711	101,188
Change in unrealized gain (loss) on investments	(7,203)	(1,210)	(1,069,417)	587,496	(409,946)	(123,723)	(869,575)	(392,531)
Reinvested capital gains	-	113	560,925	49,797	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,159)	(140)	(215,323)	838,187	(368,251)	(62,272)	(804,298)	(257,514)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,075	4,872	183,952	155,739	283,813	316,980	146,795	144,670
Transfers between funds	3,032	-	829,934	183,254	(110,490)	(140,914)	125,099	5,030
Surrenders (notes 2, 3, 4, 5 and 6)	1,796	2,565	(379,592)	(254,694)	(148,437)	(211,976)	(279,827)	(177,898)
Adjustments to maintain reserves	(6)	(2)	151	(26)	68	(701)	283	(32)

Net equity transactions	10,897	7,435	634,445	84,273	24,954	(36,611)	(7,650)	(28,230)

Net change in contract owners’ equity	4,738	7,295	419,122	922,460	(343,297)	(98,883)	(811,948)	(285,744)
Contract owners’ equity at beginning of period	40,715	33,420	5,084,979	4,162,519	2,915,572	3,014,455	3,297,759	3,583,503

Contract owners’ equity at end of period	$45,453	40,715	5,504,101	5,084,979	2,572,275	2,915,572	2,485,811	3,297,759

CHANGE IN UNITS:
Beginning units	3,632	2,968	136,967	134,870	175,610	177,788	247,796	249,676
Units purchased	1,325	869	32,346	10,371	26,760	26,274	31,404	17,344
Units surrendered	(285)	(205)	(14,896)	(8,274)	(25,199)	(28,452)	(30,994)	(19,224)

Ending units	4,672	3,632	154,417	136,967	177,171	175,610	248,206	247,796

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GIG		GVAAA2		GVABD2		GVAGG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$29,494	18,041	-	131,909	-	19,792	-	-
Realized gain (loss) on investments	1,353	58,678	76,433	133,640	(1,457)	1,036	229,280	204,233
Change in unrealized gain (loss) on investments	(230,853)	23,918	(2,227,325)	1,254,255	(149,741)	(33,165)	(1,610,390)	390,955
Reinvested capital gains	97,517	-	422,775	72,193	19,260	5,508	195,178	129,238

Net increase (decrease) in contract owners’ equity resulting from operations	(102,489)	100,637	(1,728,117)	1,591,997	(131,938)	(6,829)	(1,185,932)	724,426

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,207	40,722	542,724	857,663	34,274	34,070	104,257	128,714
Transfers between funds	134,860	(151,014)	(81,730)	91,821	11,337	163,922	(199,546)	(140,228)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,707)	(43,093)	(710,791)	(808,776)	(28,233)	(22,177)	(645,527)	(250,138)
Adjustments to maintain reserves	174	79	(239)	6,759	-	2	213	(14)

Net equity transactions	159,534	(153,306)	(250,036)	147,467	17,378	175,817	(740,603)	(261,666)

Net change in contract owners’ equity	57,045	(52,669)	(1,978,153)	1,739,464	(114,560)	168,988	(1,926,535)	462,760
Contract owners’ equity at beginning of period	710,820	763,489	12,598,058	10,858,594	1,024,976	855,988	5,025,327	4,562,567

Contract owners’ equity at end of period	$767,865	710,820	10,619,905	12,598,058	910,416	1,024,976	3,098,792	5,025,327

CHANGE IN UNITS:
Beginning units	47,146	57,054	407,649	403,046	62,858	52,119	112,320	118,297
Units purchased	14,890	3,354	27,981	34,625	3,420	12,488	6,317	3,448
Units surrendered	(2,731)	(13,262)	(37,235)	(30,022)	(2,247)	(1,749)	(26,223)	(9,425)

Ending units	59,305	47,146	398,395	407,649	64,031	62,858	92,414	112,320

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	26,658	-	-	-	78,693	-	2,196
Realized gain (loss) on investments	10,620	60,910	93,976	242,580	374,136	969,791	(7,058)	1,553
Change in unrealized gain (loss) on investments	(524,649)	372,857	(4,123,266)	1,444,016	(24,130,956)	4,553,891	(317,088)	55,477
Reinvested capital gains	56,195	46,091	953,270	159,804	14,388,321	760,512	168,255	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	(457,834)	506,516	(3,076,020)	1,846,400	(9,368,499)	6,362,887	(155,891)	68,217

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	53,422	60,873	140,877	181,188	1,426,946	1,399,129	54,703	50,613
Transfers between funds	(9,188)	223,524	128,735	122,740	(467,691)	(506,546)	(44,139)	(15,439)
Surrenders (notes 2, 3, 4, 5 and 6)	(127,890)	(206,408)	(479,849)	(486,541)	(2,920,853)	(2,761,450)	(44,663)	(41,040)
Adjustments to maintain reserves	126	(78)	327	296	151	(4,616)	(13)	(4)

Net equity transactions	(83,530)	77,911	(209,910)	(182,317)	(1,961,447)	(1,873,483)	(34,112)	(5,870)

Net change in contract owners’ equity	(541,364)	584,427	(3,285,930)	1,664,083	(11,329,946)	4,489,404	(190,003)	62,347
Contract owners’ equity at beginning of period	2,736,247	2,151,820	10,224,913	8,560,830	52,088,460	47,599,056	1,086,036	1,023,689

Contract owners’ equity at end of period	$2,194,883	2,736,247	6,938,983	10,224,913	40,758,514	52,088,460	896,033	1,086,036

CHANGE IN UNITS:
Beginning units	78,014	75,858	173,900	176,951	1,584,985	1,645,739	45,714	45,980
Units purchased	2,965	9,169	8,174	8,143	68,714	60,586	2,755	2,347
Units surrendered	(5,749)	(7,013)	(12,960)	(11,194)	(136,034)	(121,340)	(4,413)	(2,613)

Ending units	75,230	78,014	169,114	173,900	1,517,665	1,584,985	44,056	45,714

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVEX1		GVIDA		GVIDC		GVIDM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$218,576	408,174	-	14,536	-	1,984	-	44,110
Realized gain (loss) on investments	(159,457)	444,458	43,889	251,298	(6,493)	30	(124,550)	373,681
Change in unrealized gain (loss) on investments	(15,337,288)	3,469,399	(4,993,359)	1,128,061	(154,265)	16,275	(9,583,715)	1,576,475
Reinvested capital gains	11,501,811	131,010	2,693,084	187,403	55,091	5,330	5,896,243	263,753

Net increase (decrease) in contract owners’ equity resulting from operations	(3,776,358)	4,453,041	(2,256,386)	1,581,298	(105,667)	23,619	(3,812,022)	2,258,019

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	847,029	884,678	347,869	441,762	28,270	27,995	90,021	130,520
Transfers between funds	327,394	1,093,957	(101,743)	45,764	(12,237)	349	(138,055)	(832,832)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,487,365)	(1,324,928)	(348,491)	(485,065)	(67,134)	(30,445)	(994,485)	(1,039,942)
Adjustments to maintain reserves	(86)	17	220	(3,511)	6	(559)	213	(1)

Net equity transactions	(313,028)	653,724	(102,145)	(1,050)	(51,095)	(2,660)	(1,042,306)	(1,742,255)

Net change in contract owners’ equity	(4,089,386)	5,106,765	(2,358,531)	1,580,248	(156,762)	20,959	(4,854,328)	515,764
Contract owners’ equity at beginning of period	21,084,895	15,978,130	11,870,792	10,290,544	882,032	861,073	23,210,596	22,694,832

Contract owners’ equity at end of period	$16,995,509	21,084,895	9,512,261	11,870,792	725,270	882,032	18,356,268	23,210,596

CHANGE IN UNITS:
Beginning units	603,093	586,674	336,901	337,329	45,631	45,772	823,451	888,195
Units purchased	57,458	68,169	27,794	28,629	1,731	1,609	3,322	5,208
Units surrendered	(65,433)	(51,750)	(31,869)	(29,057)	(4,631)	(1,750)	(46,357)	(69,952)

Ending units	595,118	603,093	332,826	336,901	42,731	45,631	780,416	823,451

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIX2		HIBF		IDPG		IDPGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,940	14,104	71,184	68,363	-	500	-	436
Realized gain (loss) on investments	380	16,537	(16,414)	270	(133)	723	(274)	197
Change in unrealized gain (loss) on investments	(95,787)	24,338	(225,354)	2,148	(38,976)	7,435	(26,342)	4,175
Reinvested capital gains	-	-	-	-	20,121	4,304	11,035	2,328

Net increase (decrease) in contract owners’ equity resulting from operations	(77,467)	54,979	(170,584)	70,781	(18,988)	12,962	(15,581)	7,136

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,160	21,953	62,153	48,700	23,779	23,064	29,584	29,163
Transfers between funds	28,181	(93,997)	8,919	(20,219)	18	519	(33)	(5)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,770)	(30,435)	(124,853)	(130,487)	(14,123)	(13,808)	(15,828)	(16,168)
Adjustments to maintain reserves	158	16	243	(19)	4	2	(11)	9

Net equity transactions	36,729	(102,463)	(53,538)	(102,025)	9,678	9,777	13,712	12,999

Net change in contract owners’ equity	(40,738)	(47,484)	(224,122)	(31,244)	(9,310)	22,739	(1,869)	20,135
Contract owners’ equity at beginning of period	520,872	568,356	1,447,492	1,478,736	125,112	102,373	108,608	88,473

Contract owners’ equity at end of period	$480,134	520,872	1,223,370	1,447,492	115,802	125,112	106,739	108,608

CHANGE IN UNITS:
Beginning units	36,314	43,796	54,009	57,914	7,821	7,189	7,494	6,576
Units purchased	5,474	1,735	4,760	2,704	1,684	1,531	2,280	2,065
Units surrendered	(2,634)	(9,217)	(6,938)	(6,609)	(993)	(899)	(1,223)	(1,147)

Ending units	39,154	36,314	51,831	54,009	8,512	7,821	8,551	7,494

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF		MSBF		NCPG		NCPGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$58,055	66,850	69,730	107,629	-	1,994	-	429
Realized gain (loss) on investments	14,604	25,238	(2,320)	6,662	5,462	14,033	463	970
Change in unrealized gain (loss) on investments	(2,099,742)	954,978	(111,563)	(15,891)	(100,092)	70,902	(19,670)	11,041
Reinvested capital gains	1,268,214	96,168	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(758,869)	1,143,234	(44,153)	98,400	(94,630)	86,929	(19,207)	12,440

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	143,347	212,066	43,707	54,469	88,373	129,572	19,371	19,753
Transfers between funds	(167,510)	8,245	(45,266)	63,123	127	(66,948)	771	2,797
Surrenders (notes 2, 3, 4, 5 and 6)	(363,673)	(231,744)	(67,946)	(101,107)	(79,418)	(43,290)	(12,410)	(13,022)
Adjustments to maintain reserves	257	(13)	193	(15)	(43)	6	(3)	8

Net equity transactions	(387,579)	(11,446)	(69,312)	16,470	9,039	19,340	7,729	9,536

Net change in contract owners’ equity	(1,146,448)	1,131,788	(113,465)	114,870	(85,591)	106,269	(11,478)	21,976
Contract owners’ equity at beginning of period	5,857,916	4,726,128	1,984,421	1,869,551	647,157	540,888	141,025	119,049

Contract owners’ equity at end of period	$4,711,468	5,857,916	1,870,956	1,984,421	561,566	647,157	129,547	141,025

CHANGE IN UNITS:
Beginning units	110,991	111,270	97,549	96,716	39,977	38,665	9,641	8,972
Units purchased	5,303	6,699	10,821	6,550	6,229	8,272	1,556	1,591
Units surrendered	(13,215)	(6,978)	(14,237)	(5,717)	(5,354)	(6,960)	(945)	(922)

Ending units	103,079	110,991	94,133	97,549	40,852	39,977	10,252	9,641

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVAMV1		NVAMVX		NVBX		NVCBD1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$43,143	47,181	58,441	57,343	21,160	19,368	13,667	12,551
Realized gain (loss) on investments	47,483	153,411	126,791	102,686	(1,852)	739	(6,785)	114
Change in unrealized gain (loss) on investments	(662,260)	999,138	(832,279)	998,673	(157,913)	(42,388)	(100,177)	(37,381)
Reinvested capital gains	516,294	-	593,323	-	6,771	3,646	606	17,900

Net increase (decrease) in contract owners’ equity resulting from operations	(55,340)	1,199,730	(53,724)	1,158,702	(131,834)	(18,635)	(92,689)	(6,816)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	(4,662)	214,269	254,270	12,676	22,545	26,256	29,815
Transfers between funds	-	(773,702)	(238,375)	322,893	31,849	103,869	23,524	3,162
Surrenders (notes 2, 3, 4, 5 and 6)	(356,638)	(387,077)	(191,438)	(170,601)	(5,417)	(16,936)	(49,087)	(38,027)
Adjustments to maintain reserves	3	13	406	(79)	7	(2)	(5)	4

Net equity transactions	(356,635)	(1,165,428)	(215,138)	406,483	39,115	109,476	688	(5,046)

Net change in contract owners’ equity	(411,975)	34,302	(268,862)	1,565,185	(92,719)	90,841	(92,001)	(11,862)
Contract owners’ equity at beginning of period	4,007,769	3,973,467	4,623,105	3,057,920	970,020	879,179	642,780	654,642

Contract owners’ equity at end of period	$3,595,794	4,007,769	4,354,243	4,623,105	877,301	970,020	550,779	642,780

CHANGE IN UNITS:
Beginning units	82,931	110,612	289,488	257,940	78,834	69,966	37,376	37,674
Units purchased	-	-	27,607	48,088	5,235	11,196	4,100	3,711
Units surrendered	(7,675)	(27,681)	(41,634)	(16,540)	(1,750)	(2,328)	(3,934)	(4,009)

Ending units	75,256	82,931	275,461	289,488	82,319	78,834	37,542	37,376

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCCA1		NVCCN1		NVCMA1		NVCMC1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	16,528	-	1,998	-	43,010	-	961
Realized gain (loss) on investments	(54,566)	(8,509)	(14,893)	(45)	(96,173)	(66,026)	439	2,258
Change in unrealized gain (loss) on investments	(1,095,658)	851,799	(119,997)	36,646	(3,034,279)	2,964,539	(62,523)	30,961
Reinvested capital gains	235,320	-	18,414	2,083	303,666	-	9,874	96

Net increase (decrease) in contract owners’ equity resulting from operations	(914,904)	859,818	(116,476)	40,682	(2,826,786)	2,941,523	(52,210)	34,276

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	348,611	367,009	30,105	28,661	777,069	880,134	22,045	24,196
Transfers between funds	(17,105)	(53,329)	-	-	(194,413)	(490,828)	(153)	182
Surrenders (notes 2, 3, 4, 5 and 6)	(683,345)	(94,029)	(177,048)	(37,312)	(799,592)	(820,711)	(17,913)	(35,769)
Adjustments to maintain reserves	(3,232)	(10)	8,222	(2)	911	(6)	3	(11)

Net equity transactions	(355,071)	219,641	(138,721)	(8,653)	(216,025)	(431,411)	3,982	(11,402)

Net change in contract owners’ equity	(1,269,975)	1,079,459	(255,197)	32,029	(3,042,811)	2,510,112	(48,228)	22,874
Contract owners’ equity at beginning of period	6,466,861	5,387,402	944,660	912,631	18,824,549	16,314,437	397,396	374,522

Contract owners’ equity at end of period	$5,196,886	6,466,861	689,463	944,660	15,781,738	18,824,549	349,168	397,396

CHANGE IN UNITS:
Beginning units	259,254	249,997	53,499	54,004	722,445	739,554	19,286	19,853
Units purchased	17,840	21,156	2,008	1,654	42,678	42,833	1,183	1,249
Units surrendered	(32,122)	(11,899)	(11,151)	(2,159)	(52,470)	(59,942)	(980)	(1,816)

Ending units	244,972	259,254	44,356	53,499	712,653	722,445	19,489	19,286

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMD1		NVCRA1		NVCRB1		NVDBL2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	16,391	-	12,032	-	7,381	-	1,265
Realized gain (loss) on investments	3,686	25,362	32,200	34,393	(18,863)	(1,825)	(2,332)	24,646
Change in unrealized gain (loss) on investments	(1,043,152)	753,584	(1,050,560)	1,093,758	(444,547)	283,137	(177,025)	20,915
Reinvested capital gains	162,969	-	21,573	-	78,262	-	98,946	6,009

Net increase (decrease) in contract owners’ equity resulting from operations	(876,497)	795,337	(996,787)	1,140,183	(385,148)	288,693	(80,411)	52,835

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	237,997	275,840	246,849	282,383	245,997	238,971	41,250	41,406
Transfers between funds	(174,726)	(102,403)	(13,165)	(179,728)	1,083	10,873	12,027	(90,149)
Surrenders (notes 2, 3, 4, 5 and 6)	(384,719)	(808,866)	(523,060)	(258,841)	(507,764)	(183,086)	(31,696)	(111,950)
Adjustments to maintain reserves	325	(41)	504	16	8,400	248	(49)	11

Net equity transactions	(321,123)	(635,470)	(288,872)	(156,170)	(252,284)	67,006	21,532	(160,682)

Net change in contract owners’ equity	(1,197,620)	159,867	(1,285,659)	984,013	(637,432)	355,699	(58,879)	(107,847)
Contract owners’ equity at beginning of period	6,299,477	6,139,610	6,682,533	5,698,520	2,928,354	2,572,655	530,942	638,789

Contract owners’ equity at end of period	$5,101,857	6,299,477	5,396,874	6,682,533	2,290,922	2,928,354	472,063	530,942

CHANGE IN UNITS:
Beginning units	268,077	296,900	246,851	252,996	133,807	130,628	20,702	26,960
Units purchased	12,418	13,388	13,948	13,369	13,038	12,014	3,937	4,138
Units surrendered	(27,803)	(42,211)	(25,609)	(19,514)	(25,684)	(8,835)	(2,987)	(10,396)

Ending units	252,692	268,077	235,190	246,851	121,161	133,807	21,652	20,702

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDBLP		NVDCA2		NVDCAP		NVDMAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	2,238	-	262	-	3,779	-	5,955
Realized gain (loss) on investments	(989)	1,188	(443)	21,923	(8,936)	12,952	(19,037)	13,861
Change in unrealized gain (loss) on investments	(206,522)	38,334	(71,184)	7,240	(516,564)	72,307	(967,992)	207,926
Reinvested capital gains	114,516	5,599	44,160	2,340	329,297	15,717	610,430	28,963

Net increase (decrease) in contract owners’ equity resulting from operations	(92,995)	47,359	(27,467)	31,765	(196,203)	104,755	(376,599)	256,705

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	66,643	68,257	-	(1)	115,330	147,198	181,434	258,426
Transfers between funds	144	2,241	1	(160,705)	1,781	165,228	(6,098)	(298,881)
Surrenders (notes 2, 3, 4, 5 and 6)	(68,194)	(28,166)	(8,818)	(127,247)	(97,543)	(75,937)	(119,039)	(289,953)
Adjustments to maintain reserves	25	31	(4)	(13)	2,938	20	246	(15)

Net equity transactions	(1,382)	42,363	(8,821)	(287,966)	22,506	236,509	56,543	(330,423)

Net change in contract owners’ equity	(94,377)	89,722	(36,288)	(256,201)	(173,697)	341,264	(320,056)	(73,718)
Contract owners’ equity at beginning of period	640,820	551,098	158,536	414,737	1,133,070	791,806	2,056,019	2,129,737

Contract owners’ equity at end of period	$546,443	640,820	122,248	158,536	959,373	1,133,070	1,735,963	2,056,019

CHANGE IN UNITS:
Beginning units	33,704	31,435	4,800	14,084	49,477	38,854	83,875	98,905
Units purchased	4,026	4,429	-	-	6,488	14,180	8,757	11,256
Units surrendered	(3,983)	(2,160)	(310)	(9,284)	(5,189)	(3,557)	(6,029)	(26,286)

Ending units	33,747	33,704	4,490	4,800	50,776	49,477	86,603	83,875

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDMCP		NVFIII		NVGEII		NVIDAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	2,043	127	58	2,065	215	-	4,988
Realized gain (loss) on investments	(48,523)	(115)	(75)	55	629	408	(16,193)	1,112
Change in unrealized gain (loss) on investments	(110,297)	26,233	(978)	(283)	(10,486)	2,802	(890,830)	246,817
Reinvested capital gains	85,728	4,245	-	2	-	10	499,241	34,340

Net increase (decrease) in contract owners’ equity resulting from operations	(73,092)	32,406	(926)	(168)	(7,792)	3,435	(407,782)	287,257

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	49,628	48,544	2,107	1,628	151,569	1,955	338,460	188,681
Transfers between funds	(83)	391	(238)	(5,641)	16,884	(296)	(96,769)	(3,166)
Surrenders (notes 2, 3, 4, 5 and 6)	(28,969)	(39,962)	(560)	(605)	(48,447)	(1,641)	(92,023)	(94,860)
Adjustments to maintain reserves	(4)	3	5	(1)	2	5	47	37

Net equity transactions	20,572	8,976	1,314	(4,619)	120,008	23	149,715	90,692

Net change in contract owners’ equity	(52,520)	41,382	388	(4,787)	112,216	3,458	(258,067)	377,949
Contract owners’ equity at beginning of period	508,354	466,972	6,509	11,296	19,274	15,816	2,168,691	1,790,742

Contract owners’ equity at end of period	$455,834	508,354	6,897	6,509	131,490	19,274	1,910,624	2,168,691

CHANGE IN UNITS:
Beginning units	28,860	28,333	587	998	1,257	1,257	81,023	77,433
Units purchased	3,142	2,864	214	146	12,893	136	26,112	7,545
Units surrendered	(1,792)	(2,337)	(80)	(557)	(3,895)	(136)	(19,256)	(3,955)

Ending units	30,210	28,860	721	587	10,255	1,257	87,879	81,023

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVIDCP		NVIDMP		NVIE6		NVIX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	1,584	-	31,727	6,365	4,913	52,367	44,304
Realized gain (loss) on investments	(1,134)	306	(474,633)	2,200	1,930	7,334	10,761	25,673
Change in unrealized gain (loss) on investments	(69,966)	6,601	(2,301,765)	513,726	(61,187)	12,735	(279,726)	70,745
Reinvested capital gains	24,234	2,388	1,554,771	86,908	22,824	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(46,866)	10,879	(1,221,627)	634,561	(30,068)	24,982	(216,598)	140,722

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	24,859	26,347	702,615	822,980	-	-	51,130	34,595
Transfers between funds	943	266	(1,970,895)	2,802,303	(1,062)	(2,280)	133,108	206,730
Surrenders (notes 2, 3, 4, 5 and 6)	(55,085)	(15,382)	(600,035)	(283,774)	(7,931)	(14,406)	(147,956)	(74,889)
Adjustments to maintain reserves	52	147	2,883	401	7	(1,635)	20	47

Net equity transactions	(29,231)	11,378	(1,865,432)	3,341,910	(8,986)	(18,321)	36,302	166,483

Net change in contract owners’ equity	(76,097)	22,257	(3,087,059)	3,976,471	(39,054)	6,661	(180,296)	307,205
Contract owners’ equity at beginning of period	399,194	376,937	8,024,558	4,048,087	212,580	205,919	1,532,784	1,225,579

Contract owners’ equity at end of period	$323,097	399,194	4,937,499	8,024,558	173,526	212,580	1,352,488	1,532,784

CHANGE IN UNITS:
Beginning units	27,142	26,358	382,503	213,100	14,363	15,638	106,704	94,568
Units purchased	1,968	1,861	50,193	187,979	-	-	18,502	18,145
Units surrendered	(4,134)	(1,077)	(150,870)	(18,576)	(670)	(1,275)	(15,352)	(6,009)

Ending units	24,976	27,142	281,826	382,503	13,693	14,363	109,854	106,704

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVLCP1		NVMIG1		NVMIVX		NVMLG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$52,697	41,536	-	15,483	70,734	65,997	430,724	-
Realized gain (loss) on investments	(31,905)	34,387	(174,322)	15,944	25,386	34,701	(399,162)	(144,030)
Change in unrealized gain (loss) on investments	(348,003)	(106,420)	(1,314,187)	(208,938)	(206,788)	82,442	(2,700,603)	1,463,859
Reinvested capital gains	24,015	18,453	93,911	131,508	-	-	1,536,890	1,409,294

Net increase (decrease) in contract owners’ equity resulting from operations	(303,196)	(12,044)	(1,394,598)	(46,003)	(110,668)	183,140	(1,132,151)	2,729,123

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,172	30,295	87,648	99,585	137,448	147,192	175,414	139,000
Transfers between funds	(44,603)	169,103	(29,795)	345,212	27,940	71,905	(76,258)	(188,836)
Surrenders (notes 2, 3, 4, 5 and 6)	(136,844)	(64,118)	(240,731)	(195,928)	(93,047)	(131,734)	(649,365)	(267,820)
Adjustments to maintain reserves	981	65	29	(223)	(102)	32	175	(207)

Net equity transactions	(102,294)	135,345	(182,849)	248,646	72,239	87,395	(550,034)	(317,863)

Net change in contract owners’ equity	(405,490)	123,301	(1,577,447)	202,643	(38,429)	270,535	(1,682,185)	2,411,260
Contract owners’ equity at beginning of period	2,283,192	2,159,891	3,738,378	3,535,735	2,002,088	1,731,553	9,258,435	6,847,175

Contract owners’ equity at end of period	$1,877,702	2,283,192	2,160,931	3,738,378	1,963,659	2,002,088	7,576,250	9,258,435

CHANGE IN UNITS:
Beginning units	121,706	114,300	187,456	175,382	153,673	146,968	181,461	188,493
Units purchased	6,696	57,475	16,423	23,769	24,564	21,745	5,900	4,872
Units surrendered	(12,743)	(50,069)	(29,318)	(11,695)	(18,125)	(15,040)	(17,679)	(11,904)

Ending units	115,659	121,706	174,561	187,456	160,112	153,673	169,682	181,461

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMG1		NVMMV1		NVMMV2		NVNMO1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	6,832	2,084	1,123	47,077	23,190	7,156	5,952
Realized gain (loss) on investments	(151,393)	128,842	(5,113)	(10,201)	(38,272)	(18,919)	12,015	7,788
Change in unrealized gain (loss) on investments	(2,831,434)	(1,134,119)	(11,776)	38,913	(356,755)	629,184	(581,557)	393,770
Reinvested capital gains	1,007,217	757,788	10,571	-	256,884	-	199,826	39,037

Net increase (decrease) in contract owners’ equity resulting from operations	(1,975,610)	(240,657)	(4,234)	29,835	(91,066)	633,455	(362,560)	446,547

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	160,453	188,455	13,275	10,968	92,044	83,460	4,423	6,455
Transfers between funds	34,365	(244,498)	5,050	6,012	302,868	46,963	(24,771)	(5,076)
Surrenders (notes 2, 3, 4, 5 and 6)	(286,116)	(382,120)	(12,366)	(36,928)	(220,960)	(154,257)	(11,695)	(15,610)
Adjustments to maintain reserves	(201)	(260)	(4)	12	194	(225)	(586)	80

Net equity transactions	(91,499)	(438,423)	5,955	(19,936)	174,146	(24,059)	(32,629)	(14,151)

Net change in contract owners’ equity	(2,067,109)	(679,080)	1,721	9,899	83,080	609,396	(395,189)	432,396
Contract owners’ equity at beginning of period	5,264,074	5,943,154	135,290	125,391	3,257,923	2,648,527	2,117,174	1,684,778

Contract owners’ equity at end of period	$3,196,965	5,264,074	137,011	135,290	3,341,003	3,257,923	1,721,985	2,117,174

CHANGE IN UNITS:
Beginning units	122,840	132,191	4,638	5,339	99,861	100,679	59,282	59,709
Units purchased	10,376	5,462	817	805	16,576	5,764	407	416
Units surrendered	(13,643)	(14,813)	(633)	(1,506)	(11,227)	(6,582)	(1,554)	(843)

Ending units	119,573	122,840	4,822	4,638	105,210	99,861	58,135	59,282

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR2		NVOLG1		NVRE1		NVSIX2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,686	10,716	275,194	170,164	65,665	48,590	10,448	11,737
Realized gain (loss) on investments	(2,451)	17,825	52,830	(27,672)	80,244	43,962	(80,896)	(65,799)
Change in unrealized gain (loss) on investments	(1,031,695)	359,045	(10,742,429)	5,911,557	(1,921,063)	1,630,498	(397,630)	208,894
Reinvested capital gains	197,302	387,522	2,038,473	398,099	315,318	-	163,578	27,979

Net increase (decrease) in contract owners’ equity resulting from operations	(822,158)	775,108	(8,375,932)	6,452,148	(1,459,836)	1,723,050	(304,500)	182,811

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	62,961	75,971	931,523	519,335	203,272	151,489	59,002	63,391
Transfers between funds	(9,628)	(11,900)	(53,174)	12,230,745	88,710	(218,146)	93,642	(31,801)
Surrenders (notes 2, 3, 4, 5 and 6)	(184,013)	(145,968)	(2,592,934)	(1,999,082)	(371,104)	(214,231)	(117,786)	(63,279)
Adjustments to maintain reserves	880	(411)	(514)	20	166	(18)	21	101

Net equity transactions	(129,800)	(82,308)	(1,715,099)	10,751,018	(78,956)	(280,906)	34,879	(31,588)

Net change in contract owners’ equity	(951,958)	692,800	(10,091,031)	17,203,166	(1,538,792)	1,442,144	(269,621)	151,223
Contract owners’ equity at beginning of period	3,623,128	2,930,328	38,504,975	21,301,809	5,226,510	3,784,366	1,458,843	1,307,620

Contract owners’ equity at end of period	$2,671,170	3,623,128	28,413,944	38,504,975	3,687,718	5,226,510	1,189,222	1,458,843

CHANGE IN UNITS:
Beginning units	99,103	101,598	538,274	387,838	175,894	186,896	55,530	56,842
Units purchased	3,563	3,357	26,315	187,547	15,184	11,633	7,153	3,477
Units surrendered	(7,838)	(5,852)	(54,678)	(37,111)	(17,459)	(22,635)	(5,583)	(4,789)

Ending units	94,828	99,103	509,911	538,274	173,619	175,894	57,100	55,530

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSTB1		NVSTB2		NVTIV3		SAM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,824	1,581	20,745	11,892	55,646	42,811	107,857	3
Realized gain (loss) on investments	(1,061)	(29)	(26,726)	(1,247)	(46,487)	(3,391)	-	-
Change in unrealized gain (loss) on investments	(8,449)	(2,088)	(60,386)	(18,001)	(119,076)	138,688	-	-
Reinvested capital gains	-	-	-	-	-	-	173	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,686)	(536)	(66,367)	(7,356)	(109,917)	178,108	108,030	3

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,991	10,057	21,559	12,207	-	(2)	382,868	373,322
Transfers between funds	(2,320)	8,936	77,766	330,190	(18,094)	(41,981)	615,160	(2,387,043)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,424)	(8,700)	(222,550)	(40,860)	(134,592)	(106,986)	(110,147)	(694,559)
Adjustments to maintain reserves	(1,035)	(71)	1	(1,309)	12	(127)	-	8,897

Net equity transactions	(1,788)	10,222	(123,224)	300,228	(152,674)	(149,096)	887,881	(2,699,383)

Net change in contract owners’ equity	(8,474)	9,686	(189,591)	292,872	(262,591)	29,012	995,911	(2,699,380)
Contract owners’ equity at beginning of period	123,007	113,321	1,121,178	828,306	1,763,805	1,734,793	7,684,551	10,383,931

Contract owners’ equity at end of period	$114,533	123,007	931,587	1,121,178	1,501,214	1,763,805	8,680,462	7,684,551

CHANGE IN UNITS:
Beginning units	10,543	9,670	87,535	64,288	83,893	91,094	644,193	870,481
Units purchased	1,171	1,705	12,240	27,406	-	-	153,157	80,035
Units surrendered	(1,338)	(832)	(22,672)	(4,159)	(7,938)	(7,201)	(78,980)	(306,323)

Ending units	10,376	10,543	77,103	87,535	75,955	83,893	718,370	644,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SAM5		SCF		SCGF		SCVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,014	-	13,283	-	-	-	4,339	-
Realized gain (loss) on investments	-	-	(30,495)	(6,143)	(103,946)	88,928	(43,747)	(50,464)
Change in unrealized gain (loss) on investments	-	-	(1,288,020)	815,614	(732,556)	(65,205)	(333,643)	415,194
Reinvested capital gains	10	-	656,466	33,905	232,075	173,036	193,171	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,024	-	(648,766)	843,376	(604,427)	196,759	(179,880)	364,730

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	59,957	86,704	62,220	61,860	93,043	42,469	40,281	34,998
Transfers between funds	241,218	(768,294)	20,744	43,425	108,084	3,056	(12,620)	(23,956)
Surrenders (notes 2, 3, 4, 5 and 6)	(32,647)	(51,332)	(173,321)	(256,453)	(278,090)	(96,906)	(69,304)	(140,252)
Adjustments to maintain reserves	1,381	(24)	7	649	140	(3)	101	5

Net equity transactions	269,909	(732,946)	(90,350)	(150,519)	(76,823)	(51,384)	(41,542)	(129,205)

Net change in contract owners’ equity	278,933	(732,946)	(739,116)	692,857	(681,250)	145,375	(221,422)	235,525
Contract owners’ equity at beginning of period	503,942	1,236,888	3,475,936	2,783,079	2,025,877	1,880,502	1,426,609	1,191,084

Contract owners’ equity at end of period	$782,875	503,942	2,736,820	3,475,936	1,344,627	2,025,877	1,205,187	1,426,609

CHANGE IN UNITS:
Beginning units	48,415	118,831	67,572	70,786	42,011	43,016	36,683	40,440
Units purchased	34,956	9,230	2,992	2,716	5,482	3,541	2,831	1,711
Units surrendered	(9,145)	(79,646)	(5,069)	(5,930)	(7,450)	(4,546)	(3,929)	(5,468)

Ending units	74,226	48,415	65,495	67,572	40,043	42,011	35,585	36,683

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRF		AMMCGS		AMSRS		AMTB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$54,521	37,147	-	-	4,571	4,225	38,663	28,638
Realized gain (loss) on investments	200,330	192,436	3,496	3,626	9,641	35,009	(8,386)	603
Change in unrealized gain (loss) on investments	(1,171,521)	502,021	(137,757)	(4,089)	(331,249)	173,099	(87,149)	(22,055)
Reinvested capital gains	481,309	220,576	49,101	33,067	97,090	21,603	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(435,361)	952,180	(85,160)	32,604	(219,947)	233,936	(56,872)	7,186

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	100,390	128,793	6,375	7,012	28,087	31,440	41,524	41,727
Transfers between funds	16,544	(98,937)	3,451	(532)	(2,755)	(54,553)	(26,302)	134,993
Surrenders (notes 2, 3, 4, 5 and 6)	(298,940)	(206,308)	5,860	(7,670)	(25,030)	(28,110)	(105,274)	(67,960)
Adjustments to maintain reserves	157	(342)	1	(10)	(60)	(164)	3	(208)

Net equity transactions	(181,849)	(176,794)	15,687	(1,200)	242	(51,387)	(90,049)	108,552

Net change in contract owners’ equity	(617,210)	775,386	(69,473)	31,404	(219,705)	182,549	(146,921)	115,738
Contract owners’ equity at beginning of period	5,159,942	4,384,556	286,804	255,400	1,197,411	1,014,862	1,116,229	1,000,491

Contract owners’ equity at end of period	$4,542,732	5,159,942	217,331	286,804	977,706	1,197,411	969,308	1,116,229

CHANGE IN UNITS:
Beginning units	116,191	120,335	11,811	11,856	24,418	25,554	82,199	74,222
Units purchased	4,809	4,539	1,837	327	986	831	6,188	13,727
Units surrendered	(9,273)	(8,683)	(1,073)	(372)	(955)	(1,967)	(13,103)	(5,750)

Ending units	111,727	116,191	12,575	11,811	24,449	24,418	75,284	82,199

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$64,945	4,109	26,630	3,965	45,687	2,743	49,675	73,185
Realized gain (loss) on investments	(1,181)	3,163	(16,472)	2,119	(3,152)	2,419	(125)	2,276
Change in unrealized gain (loss) on investments	(251,848)	25,872	(194,739)	39,192	(252,507)	21,576	(183,751)	20,653
Reinvested capital gains	137,641	-	124,407	-	171,019	-	51,644	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,443)	33,144	(60,174)	45,276	(38,953)	26,738	(82,557)	96,114

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,409	24,986	44,986	57,925	35,980	36,109	20,475	28,685
Transfers between funds	(766)	577	(53,019)	10,016	(879)	99	(443)	(2,793)
Surrenders (notes 2, 3, 4, 5 and 6)	(66,344)	(27,427)	(76,721)	(30,639)	(12,427)	(17,997)	(14,915)	(13,273)
Adjustments to maintain reserves	1	6	(6)	(11)	(4)	5	-	4

Net equity transactions	(49,700)	(1,858)	(84,760)	37,291	22,670	18,216	5,117	12,623

Net change in contract owners’ equity	(100,143)	31,286	(144,934)	82,567	(16,283)	44,954	(77,440)	108,737
Contract owners’ equity at beginning of period	422,920	391,634	435,177	352,610	281,595	236,641	694,087	585,350

Contract owners’ equity at end of period	$322,777	422,920	290,243	435,177	265,312	281,595	616,647	694,087

CHANGE IN UNITS:
Beginning units	28,842	28,981	27,793	25,319	17,992	16,780	41,437	40,618
Units purchased	1,343	1,807	3,203	5,123	2,557	2,399	1,505	1,867
Units surrendered	(5,147)	(1,946)	(9,495)	(2,649)	(946)	(1,187)	(1,182)	(1,048)

Ending units	25,038	28,842	21,501	27,793	19,603	17,992	41,760	41,437

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFBA		PMVLDA		PMVRSA		PMVTRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,802	26,431	43,022	14,854	109,069	8,389	-	22,686
Realized gain (loss) on investments	(33,092)	(842)	(19,155)	1,858	9,016	(67)	-	(21,083)
Change in unrealized gain (loss) on investments	(59,213)	(61,265)	(185,163)	(43,158)	(152,132)	27,826	-	(83,566)
Reinvested capital gains	-	767	-	-	-	-	-	62,281

Net increase (decrease) in contract owners’ equity resulting from operations	(86,503)	(34,909)	(161,296)	(26,446)	(34,047)	36,148	-	(19,682)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,839	22,099	89,097	57,290	20,312	3,766	(1,736)	59,592
Transfers between funds	(15,064)	26,715	(164,463)	204,056	364,012	110,775	46	(1,309,792)
Surrenders (notes 2, 3, 4, 5 and 6)	(38,869)	(17,430)	(162,205)	(153,636)	(53,214)	(3,447)	(502)	(151,886)
Adjustments to maintain reserves	132	(27)	3,082	62	4	(2)	2,192	(43)

Net equity transactions	(36,962)	31,357	(234,489)	107,772	331,114	111,092	-	(1,402,129)

Net change in contract owners’ equity	(123,465)	(3,552)	(395,785)	81,326	297,067	147,240	-	(1,421,811)
Contract owners’ equity at beginning of period	435,071	438,623	2,815,174	2,733,848	238,291	91,051	-	1,421,811

Contract owners’ equity at end of period	$311,606	435,071	2,419,389	2,815,174	535,358	238,291	-	-

CHANGE IN UNITS:
Beginning units	30,180	28,139	204,503	196,756	28,377	14,458	-	99,084
Units purchased	3,968	3,731	13,379	21,577	38,191	15,126	4	9,646
Units surrendered	(7,468)	(1,690)	(31,403)	(13,830)	(7,871)	(1,207)	(4)	(108,730)

Ending units	26,680	30,180	186,479	204,503	58,697	28,377	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVSTA		PVEIB		PVGOB		TRHS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$337	-	9,112	4,396	-	-	-	-
Realized gain (loss) on investments	6	-	1,722	2,076	5,623	27,305	173,239	182,467
Change in unrealized gain (loss) on investments	115	-	(106,854)	70,924	(363,243)	49,518	(909,241)	93,346
Reinvested capital gains	-	-	52,793	13,686	113,862	56,727	68,300	326,732

Net increase (decrease) in contract owners’ equity resulting from operations	458	-	(43,227)	91,082	(243,758)	133,550	(667,702)	602,545

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	234	-	63,372	11,150	6,960	4,980	294,089	140,136
Transfers between funds	42,299	-	1,648,652	200,850	56,325	20,512	(350,101)	126,734
Surrenders (notes 2, 3, 4, 5 and 6)	(5,045)	-	(96,291)	(17,686)	(16,822)	(16,631)	(390,161)	(233,549)
Adjustments to maintain reserves	(4)	-	82	(8)	10	(12)	281	(9)

Net equity transactions	37,484	-	1,615,815	194,306	46,473	8,849	(445,892)	33,312

Net change in contract owners’ equity	37,942	-	1,572,588	285,388	(197,285)	142,399	(1,113,594)	635,857
Contract owners’ equity at beginning of period	-	-	601,287	315,899	774,037	631,638	5,160,783	4,524,926

Contract owners’ equity at end of period	$37,942	-	2,173,875	601,287	576,752	774,037	4,047,189	5,160,783

CHANGE IN UNITS:
Beginning units	-	-	32,924	22,020	24,473	24,495	70,232	69,479
Units purchased	4,306	-	94,428	12,197	2,754	904	6,960	4,371
Units surrendered	(549)	-	(4,472)	(1,293)	(988)	(926)	(14,112)	(3,618)

Ending units	3,757	-	122,880	32,924	26,239	24,473	63,080	70,232

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHSP		VWHA		VRVDRI
	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	39,856	9,264	2,825	991
Realized gain (loss) on investments	24,027	148,968	211,193	48,219	1,305	154
Change in unrealized gain (loss) on investments	(439,033)	18,636	(72,448)	276,300	(60,514)	32,897
Reinvested capital gains	43,950	177,383	-	-	4,803	1,784

Net increase (decrease) in contract owners’ equity resulting from operations	(371,056)	344,987	178,601	333,783	(51,581)	35,826

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	168,299	243,420	61,934	67,085	2,797	2,612
Transfers between funds	402,661	(222,452)	172,026	204,580	146,468	(321)
Surrenders (notes 2, 3, 4, 5 and 6)	(321,174)	(178,447)	(258,206)	(214,697)	(18,579)	(1,845)
Adjustments to maintain reserves	(588)	52	(6,022)	36	(3)	8

Net equity transactions	249,198	(157,427)	(30,268)	57,004	130,683	454

Net change in contract owners’ equity	(121,858)	187,560	148,333	390,787	79,102	36,280
Contract owners’ equity at beginning of period	2,883,335	2,695,775	2,036,011	1,645,224	112,100	75,820

Contract owners’ equity at end of period	$2,761,477	2,883,335	2,184,344	2,036,011	191,202	112,100

CHANGE IN UNITS:
Beginning units	53,658	56,741	216,952	208,477	7,094	7,047
Units purchased	12,255	4,915	37,460	34,101	10,596	213
Units surrendered	(7,199)	(7,998)	(39,678)	(25,626)	(1,361)	(166)

Ending units	58,714	53,658	214,734	216,952	16,329	7,094

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL- NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)*

Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)*

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)*

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)*

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2022, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	6/16/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	8/16/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	10/25/2022

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	7/29/2022
WRRESP	Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	7/29/2022
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	5/1/2022
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 – $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were $851,362 and $961,146, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select—NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary.    At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $8,106,442 and $7,696,533, respectively, and total transfers from the Separate Account to the fixed account were $11,736,018 and $6,262,261, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$10,017	$157,577
ALVIVB	36,246	558
ALVSVA	505,106	130,992
WFVSCG	139,510	190,361
ACVIP1	51,721	333,184
ACVIP2	152,713	98,184
ACVMV1	962,582	370,972
AMVBC4	13,729	57
BRVGA1	94,361	102,502
BRVHYI	51,393	46,878
MLVGA2	119,257	1,563,154
DSIF	1,150,780	893,075
DVSCS	589,828	225,525
DWVSVS	56,988	11,002
DFVGB	15,891	52,376
DFVGMI	19,051	24,793
DFVIPS	228,431	128,597
DFVIS	34,566	4,598
DFVIV	31,653	12,752
DFVSTF	7,244	129,550
DFVULV	102,001	85,572
DFVUTV	75,286	21,632

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

DSGIBA	206,255	46,418
FQB	94,171	148,079
FCS	399,449	221,059
FEIS	837,150	592,737
FEMS	36,768	126,687
FF10S	72,151	30,111
FF20S	503,160	437,339
FF30S	749,866	273,212
FGS	1,242,068	1,438,070
FIGBS	804,179	538,465
FMCS	860,052	1,048,133
FNRS2	1,181,878	676,863
FOS	524,478	295,329
FRESS	13,798	15,433
FVSS	107,863	117,762
FVSS2	12,507	1,778
FTVDM2	175,071	145,611
FTVFA1	12,821	3,683
FTVFA2	91,352	45,505
FTVGB1	22,967	58,442
FTVGI2	66,544	114,763
FTVIS1	54,342	18,662
FTVIS2	369,845	245,784
FTVSVI	1,374,342	446,310
TIF2	333,913	483,126
GVGMNS	34,373	2,904
GVMSAS	60,030	2,117
RVARS	84,471	75,752
ACEG	160,606	213,975
AVMCCI	18,400	1,395
IVBRA1	263,008	168,854
OVAG	490,548	227,301
OVGI	30	30
OVGS	1,170,481	299,728
OVIG	539,914	214,927
OVSB	30,164	19,275
OVSC	432,096	210,685
WRASP	410,688	371,088
WRBDP	733	57
WRBP	4,953	752
WRGNR	396	42
WRHIP	65,346	115,667
WRMCG	252,489	628,310
WRPAP	3,836	473
WRPMAP	4,358	580
WRSCP	1,447	57
WRSTP	2,835	221
JACAS	759,276	1,117,190
JAEI	554,653	264,552
JAGTS	1,326,088	1,580,440
JAIGS	125,566	116,330
LOVTRC	56,093	80,606
MNDIC	406,905	544,398
MV2IGI	253,733	59,738
MV3MVI	136,722	80,886
MVFIC	1,573,758	731,569
MVIGIC	15,289	4,481
MVIVIC	100,316	211,613
MVIVSC	208,859	224,694
MSVFI	38,879	21,157

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

DTRTFB	14,506	2,318
EIF	1,687,701	406,766
GBF	359,989	274,968
GEM	275,957	259,042
GIG	299,090	12,583
GVAAA2	841,491	668,600
GVABD2	57,535	20,751
GVAGG2	333,226	878,548
GVAGI2	109,502	136,912
GVAGR2	1,207,392	464,199
GVDMA	15,129,062	2,700,979
GVDMC	207,227	73,071
GVEX1	13,173,741	1,766,240
GVIDA	3,086,561	495,047
GVIDC	75,908	71,809
GVIDM	5,938,726	1,078,663
GVIX2	72,548	17,953
HIBF	155,728	137,951
IDPG	35,689	5,894
IDPGI	30,588	5,830
MCIF	1,481,148	542,390
MSBF	238,332	237,995
NCPG	73,781	64,698
NCPGI	16,727	8,995
NVAMV1	559,835	356,521
NVAMVX	849,286	412,557
NVBX	84,594	17,555
NVCBD1	59,967	45,000
NVCCA1	493,775	613,559
NVCCN1	47,654	170,037
NVCMA1	889,203	800,569
NVCMC1	27,567	13,713
NVCMD1	314,149	472,265
NVCRA1	177,867	445,212
NVCRB1	321,879	497,698
NVDBL2	169,524	50,753
NVDBLP	162,882	49,722
NVDCA2	44,160	8,818
NVDCAP	417,438	71,498
NVDMAP	733,368	66,529
NVDMCP	228,802	122,500
NVFIII	2,052	614
NVGEII	169,698	47,626
NVIDAP	745,587	96,640
NVIDCP	41,708	46,574
NVIDMP	2,416,280	2,727,413
NVIE6	29,189	8,992
NVIX	288,826	200,123
NVLCP1	157,861	183,568
NVMIG1	255,966	348,675
NVMIVX	321,234	180,088
NVMLG1	2,128,650	710,460
NVMMG1	1,203,061	290,196
NVMMV1	31,722	13,108
NVMMV2	760,909	281,654
NVNMO1	211,019	36,900
NVNSR2	269,987	187,339
NVOLG1	3,096,080	2,499,517
NVRE1	794,560	492,391
NVSIX2	317,618	108,626

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVSTB1	15,814	14,586
NVSTB2	182,314	284,793
NVTIV3	72,678	168,269
SAM	1,664,603	668,203
SAM5	360,023	81,505
SCF	735,897	156,741
SCGF	440,705	285,475
SCVF	262,925	106,968
TRF	655,135	298,725
AMMCGS	82,038	17,252
AMSRS	124,372	23,726
AMTB	80,216	131,717
NOTB3	217,854	64,969
NOTG3	190,815	124,532
NOTMG3	247,803	8,424
PMVAAA	122,856	16,421
PMVFBA	47,243	78,472
PMVLDA	123,283	312,445
PMVRSA	519,564	79,386
PVSTA	42,996	5,171
PVEIB	1,795,655	117,762
PVGOB	185,447	25,123
TRBCG2	24	24
TRHS2	429,731	807,257
TRHSP	525,333	231,949
VWHA	782,075	769,426
VRVDRI	157,424	19,110

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2022	0.00%	1,701	$14.25	$24,241	0.96%	-18.45%
2021	0.00%	11,851	17.47	207,090	1.93%	9.67%
2020	0.00%	11,130	15.93	177,336	1.92%	5.02%
2019	0.00%	8,152	15.17	123,675	1.82%	15.51%
2018	0.00%	10,689	13.13	140,386	2.13%	-7.07%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.00%	5,497	8.81	48,449	5.92%	-13.79%
2021	0.00%	1,565	10.22	16,001	2.07%	10.85%
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
2019	0.00%	5,875	9.02	53,013	2.11%	16.79%
2018	0.00%	1,138	7.73	8,792	1.19%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.00%	73,660	30.14	2,219,922	1.10%	-15.63%
2021	0.00%	73,486	35.72	2,624,919	0.77%	35.95%
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
2019	0.00%	102,920	25.42	2,616,068	0.59%	20.10%
2018	0.00%	104,197	21.17	2,205,335	0.48%	-15.03%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.00%	9,884	47.10	465,509	0.00%	-34.42%
2021	0.00%	12,362	71.82	887,812	0.00%	7.64%
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
2019	0.00%	12,162	42.29	514,282	0.00%	24.83%
2018	0.00%	15,298	33.88	518,220	0.00%	1.31%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2022	0.00%	23,951	11.46	274,441	4.78%	-12.88%
2021	0.00%	46,958	13.15	617,585	3.54%	6.61%
2020	0.00%	30,376	12.34	374,716	1.58%	9.81%
2019	0.00%	32,557	11.23	365,751	2.54%	9.16%
2018	0.00%	34,926	10.29	359,453	3.07%	-2.57%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.00%	57,798	16.52	954,726	5.09%	-13.08%
2021	0.00%	58,086	19.00	1,103,836	3.13%	6.27%
2020	0.00%	59,426	17.88	1,062,686	1.31%	9.55%
2019	0.00%	76,317	16.32	1,245,723	2.31%	8.90%
2018	0.00%	84,420	14.99	1,265,344	2.87%	-2.82%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.00%	85,050	51.21	4,355,540	2.25%	-1.19%
2021	0.00%	86,934	51.83	4,505,770	1.16%	23.20%
2020	0.00%	89,860	42.07	3,780,280	1.79%	1.21%
2019	0.00%	103,200	41.57	4,289,531	2.06%	29.15%
2018	0.00%	107,010	32.18	3,443,983	1.42%	-12.84%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.00%	1,365	9.90	13,509	0.33%	-1.03%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2022	0.00%	96,114	16.88	1,622,510	0.00%	-15.86%
2021	0.00%	98,039	20.06	1,966,935	0.93%	6.67%
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
2019	0.00%	95,413	15.54	1,482,945	1.34%	17.99%
2018	0.00%	93,251	13.17	1,228,365	0.97%	-7.34%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2022	0.00%	22,847	11.76	268,612	5.25%	-10.35%
2021	0.00%	24,107	13.11	316,145	4.65%	5.34%
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
2019	0.00%	17,863	11.61	207,323	5.43%	15.29%
2018	0.00%	12,094	10.07	121,750	5.53%	-2.66%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2022	0.00%	109,238	22.93	2,504,301	0.00%	-15.99%
2021	0.00%	171,816	27.29	4,688,480	0.78%	6.55%
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
2019	0.00%	142,097	21.20	3,012,441	1.16%	17.83%
2018	0.00%	153,420	17.99	2,760,275	0.75%	-7.52%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
2019	0.00%	55,772	34.87	1,944,911	1.17%	36.10%
2018	0.00%	65,689	25.62	1,683,175	1.26%	-6.85%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.00%	165,070	44.12	7,282,679	1.34%	-18.32%
2021	0.00%	176,942	54.01	9,557,116	1.14%	28.41%
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
2019	0.00%	189,913	35.64	6,769,192	1.73%	31.18%
2018	0.00%	200,324	27.17	5,442,977	1.68%	-4.63%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.00%	84,984	42.06	3,574,302	0.92%	-16.65%
2021	0.00%	88,227	50.46	4,451,904	0.67%	26.14%
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
2019	0.00%	98,180	36.16	3,549,805	0.88%	22.21%
2018	0.00%	110,427	29.58	3,266,943	0.82%	-8.97%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.00%	14,803	21.77	322,282	0.51%	-12.36%
2021	0.00%	13,823	24.84	343,374	0.62%	34.01%
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
2019	0.00%	15,820	18.95	299,762	0.78%	27.72%
2018	0.00%	16,561	14.84	245,699	0.56%	-16.94%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2022	0.00%	17,096	11.09	189,548	1.41%	-6.33%
2021	0.00%	20,676	11.84	244,742	0.77%	-1.04%
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
2019	0.00%	17,046	11.79	200,963	2.67%	4.19%
2018	0.00%	15,419	11.32	174,479	5.22%	1.75%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.00%	7,200	13.58	97,792	1.39%	-10.96%
2021	0.00%	7,803	15.25	119,024	1.48%	14.20%
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
2019	0.00%	9,510	12.00	114,135	2.93%	18.12%
2018	0.00%	5,743	10.16	58,349	3.03%	-6.90%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2022	0.00%	20,092	11.39	228,859	9.86%	-12.45%
2021	0.00%	13,833	13.01	179,973	4.56%	5.58%
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
2019	0.00%	17,891	11.03	197,345	1.43%	8.46%
2018	0.00%	22,081	10.17	224,569	2.11%	-1.33%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2022	0.00%	12,766	18.87	240,840	2.70%	-17.64%
2021	0.00%	11,741	22.91	268,955	2.64%	14.56%
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
2019	0.00%	11,118	18.27	203,178	2.91%	23.90%
2018	0.00%	10,594	14.75	156,258	1.87%	-19.77%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.00%	12,362	16.87	208,528	4.16%	-3.46%
2021	0.00%	11,794	17.47	206,071	4.13%	18.11%
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
2019	0.00%	22,600	15.06	340,325	3.56%	15.86%
2018	0.00%	22,904	13.00	297,693	2.72%	-17.08%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2022	0.00%	7,578	10.64	80,594	0.75%	-1.16%
2021	0.00%	19,168	10.76	206,241	0.01%	-0.19%
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
2019	0.00%	13,891	10.72	148,855	3.13%	2.52%
2018	0.00%	5,126	10.45	53,582	1.76%	1.78%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2022	0.00%	16,480	30.16	497,074	2.49%	-4.88%
2021	0.00%	16,312	31.71	517,239	1.77%	27.04%
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
2019	0.00%	21,613	25.31	546,997	2.23%	25.78%
2018	0.00%	21,291	20.12	428,389	2.17%	-12.12%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2022	0.00%	15,237	30.99	472,194	1.34%	-4.21%
2021	0.00%	14,914	32.35	482,515	2.00%	39.68%
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
2019	0.00%	7,057	22.27	157,194	1.62%	22.56%
2018	0.00%	5,895	18.17	107,141	0.86%	-15.87%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2022	0.00%	57,297	13.75	787,581	2.89%	-14.98%
2021	0.00%	52,066	16.17	841,791	2.27%	10.95%
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
2019	0.00%	40,081	13.46	539,391	3.52%	20.16%
2018	0.00%	29,986	11.20	335,820	2.78%	-7.66%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.00%	59,309	17.96	1,065,040	2.59%	-9.28%
2021	0.00%	65,008	19.79	1,286,740	2.43%	-1.40%
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
2019	0.00%	62,384	18.57	1,158,240	2.90%	9.44%
2018	0.00%	64,836	16.96	1,099,899	3.08%	-0.59%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2022	0.00%	22,082	46.76	1,032,643	0.44%	-26.38%
2021	0.00%	19,809	63.52	1,258,326	0.04%	27.71%
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
2019	0.00%	2,863	38.14	109,182	0.29%	31.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2022	0.00%	181,702	34.57	6,281,518	1.84%	-5.09%
2021	0.00%	183,901	36.42	6,698,347	1.82%	24.83%
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
2019	0.00%	205,997	27.39	5,641,560	1.87%	27.32%
2018	0.00%	234,566	21.51	5,045,360	2.20%	-8.40%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2022	0.00%	21,701	11.01	238,905	1.45%	-20.26%
2021	0.00%	30,111	13.81	415,709	2.19%	-2.28%
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
2019	0.00%	21,677	10.77	233,480	2.88%	29.30%
2018	0.00%	29	8.33	242	0.87%	-16.70%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.00%	33,581	24.15	810,823	2.08%	-13.57%
2021	0.00%	34,643	27.94	967,757	0.95%	5.79%
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
2019	0.00%	37,612	23.49	883,663	2.03%	16.00%
2018	0.00%	38,707	20.25	783,965	1.53%	-4.10%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.00%	117,076	27.14	3,177,240	1.93%	-15.83%
2021	0.00%	130,885	32.24	4,219,994	1.00%	9.47%
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
2019	0.00%	122,412	25.63	3,137,506	1.97%	20.01%
2018	0.00%	125,750	21.36	2,685,697	1.40%	-5.98%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.00%	161,602	30.81	4,979,444	1.86%	-16.94%
2021	0.00%	161,045	37.10	5,974,659	1.01%	12.24%
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
2019	0.00%	176,878	28.31	5,007,347	1.91%	24.37%
2018	0.00%	177,599	22.76	4,042,467	1.25%	-7.88%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2022	0.00%	128,903	55.28	7,125,189	0.52%	-24.52%
2021	0.00%	142,164	73.24	10,411,394	0.00%	23.08%
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
2019	0.00%	154,665	41.39	6,402,871	0.16%	34.18%
2018	0.00%	177,407	30.85	5,472,552	0.15%	-0.27%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.00%	211,509	17.44	3,689,082	2.24%	-13.03%
2021	0.00%	213,115	20.05	4,273,770	1.86%	-0.72%
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
2019	0.00%	247,950	18.49	4,584,313	2.61%	9.58%
2018	0.00%	258,379	16.87	4,359,469	2.44%	-0.63%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.00%	174,604	44.79	7,819,979	0.40%	-14.85%
2021	0.00%	190,829	52.60	10,037,674	0.51%	25.51%
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
2019	0.00%	218,295	35.51	7,750,784	0.78%	23.35%
2018	0.00%	240,070	28.79	6,910,474	0.55%	-14.64%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.00%	228,622	28.47	6,508,269	2.25%	62.87%
2021	0.00%	214,525	17.48	3,749,666	2.38%	54.83%
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
2019	0.00%	207,444	16.82	3,489,102	1.75%	9.82%
2018	0.00%	222,745	15.32	3,411,351	0.68%	-24.77%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.00%	217,145	13.21	2,868,610	1.04%	-24.58%
2021	0.00%	202,286	17.52	3,543,407	0.45%	19.57%
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
2019	0.00%	212,436	12.68	2,694,573	1.72%	27.67%
2018	0.00%	208,975	9.93	2,076,139	1.41%	-14.88%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2022	0.00%	8,284	11.15	92,352	1.29%	-27.62%
2021	0.00%	8,652	15.40	133,254	1.01%	38.86%
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
2019	0.00%	11,422	11.88	135,646	2.21%	23.09%
2018	0.00%	5,844	9.65	56,386	3.08%	-6.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.00%	5,889	38.97	229,484	0.93%	-7.19%
2021	0.00%	6,605	41.99	277,339	1.62%	33.48%
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
2019	0.00%	6,962	29.08	202,449	1.62%	34.29%
2018	0.00%	5,207	21.65	112,752	0.79%	-17.33%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.00%	1,113	9.70	10,791	1.08%	-3.05%	****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.00%	89,623	11.49	1,030,012	2.61%	-21.98%
2021	0.00%	95,329	14.73	1,404,301	0.89%	-5.74%
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
2019	0.00%	100,606	13.34	1,341,715	1.01%	26.70%
2018	0.00%	114,309	10.53	1,203,239	0.83%	-15.79%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2022	0.00%	3,003	18.96	56,930	1.95%	-15.68%
2021	0.00%	2,902	22.48	65,243	1.98%	11.81%
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
2019	0.00%	3,294	17.92	59,037	3.82%	20.04%
2018	0.00%	3,039	14.93	45,374	3.50%	-9.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.00%	32,153	18.64	599,475	1.65%	-16.00%
2021	0.00%	33,745	22.20	748,995	1.74%	11.68%
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
2019	0.00%	52,167	17.79	927,814	4.05%	19.86%
2018	0.00%	74,227	14.84	1,101,430	3.01%	-9.65%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2022	0.00%	53,237	10.23	544,650	0.00%	-4.85%
2021	0.00%	56,677	10.75	609,386	0.00%	-4.62%
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%
2019	0.00%	81,981	11.88	973,579	6.79%	2.26%
2018	0.00%	113,177	11.61	1,314,384	0.00%	2.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	182,849	9.01	1,646,981	0.00%	-4.95%
2021	0.00%	188,449	9.48	1,785,828	0.00%	-4.99%
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
2019	0.00%	227,910	10.53	2,400,022	7.21%	2.01%
2018	0.00%	275,864	10.32	2,847,681	0.00%	1.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2022	0.00%	17,346	18.72	324,685	4.98%	-5.24%
2021	0.00%	16,682	19.75	329,511	4.88%	17.00%
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
2019	0.00%	20,221	16.72	338,086	5.54%	16.42%
2018	0.00%	19,321	14.36	277,476	4.92%	-4.09%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.00%	98,825	24.67	2,437,753	4.89%	-5.47%
2021	0.00%	100,892	26.10	2,632,861	4.67%	16.75%
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
2019	0.00%	112,466	22.20	2,496,411	5.39%	16.06%
2018	0.00%	120,079	19.13	2,296,599	4.76%	-4.30%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
2019	0.00%	84,551	35.44	2,996,438	1.49%	29.58%
2018	0.00%	88,308	27.35	2,415,085	1.47%	-4.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2022	0.00%	139,518	40.06	5,589,573	1.24%	-9.82%
2021	0.00%	143,369	44.42	6,369,038	1.12%	25.67%
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
2019	0.00%	161,036	33.54	5,400,596	1.29%	26.72%
2018	0.00%	170,281	26.46	4,506,340	1.12%	-12.69%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.00%	156,901	9.25	1,450,694	3.15%	-7.61%
2021	0.00%	179,299	10.01	1,794,243	1.83%	4.16%
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
2019	0.00%	183,230	9.72	1,780,994	1.74%	12.53%
2018	0.00%	225,424	8.64	1,947,166	2.66%	-15.44%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.00%	4,135	14.17	58,580	0.00%	-19.16%
2021	0.00%	2,194	17.53	38,450	0.00%	16.17%
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
2019	0.00%	2,670	14.49	38,687	1.32%	11.94%
2018	0.00%	4,672	12.94	60,477	1.50%	-4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.00%	6,406	10.80	69,166	5.98%	-6.54%
2021	0.00%	1,265	11.55	14,614	1.73%	4.84%
2020	0.00%	413	11.02	4,551	2.17%	6.72%
2019	0.00%	313	10.33	3,232	1.10%	8.82%
2018	0.00%	1,657	9.49	15,722	2.17%	-5.12%	****
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.00%	13,878	12.29	170,547	1.30%	-3.40%
2021	0.00%	13,447	12.72	171,065	0.00%	8.10%
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
2019	0.00%	20,254	10.96	221,945	2.20%	5.01%
2018	0.00%	25,682	10.43	267,991	0.00%	-5.07%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.00%	17,007	29.31	498,483	0.00%	-31.11%
2021	0.00%	22,523	42.55	958,320	0.00%	11.93%
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
2019	0.00%	26,097	26.70	696,907	0.00%	36.76%
2018	0.00%	27,945	19.53	545,687	0.00%	-3.62%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2022	0.00%	3,053	21.71	66,270	0.35%	-14.26%
2021	0.00%	2,910	25.32	73,671	0.45%	23.24%
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
2019	0.00%	3,563	18.80	66,995	0.50%	25.28%
2018	0.00%	3,676	15.01	55,174	0.52%	-11.35%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2022	0.00%	117,345	13.56	1,590,826	7.50%	-14.35%
2021	0.00%	124,564	15.83	1,971,669	3.31%	9.54%
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
2019	0.00%	140,308	13.11	1,839,302	0.00%	15.21%
2018	0.00%	140,920	11.38	1,603,498	1.45%	-6.46%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.00%	98,006	12.19	1,194,455	0.00%	-30.98%
2021	0.00%	106,567	17.66	1,881,806	0.00%	19.10%
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
2019	0.00%	161,907	33.07	5,353,763	1.07%	32.08%
2018	0.00%	174,937	25.04	4,379,616	1.15%	-7.89%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.00%	180,276	24.63	4,441,028	0.00%	-31.76%
2021	0.00%	180,099	36.10	6,502,012	0.00%	15.49%
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
2019	0.00%	211,518	24.49	5,180,395	0.90%	31.79%
2018	0.00%	218,071	18.58	4,052,665	1.00%	-13.18%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.00%	139,765	11.77	1,644,782	0.00%	-27.13%
2021	0.00%	139,259	16.15	2,248,954	0.00%	10.22%
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
2019	0.00%	60,772	12.06	732,861	1.09%	28.60%
2018	0.00%	67,531	9.38	633,247	0.84%	-19.42%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.00%	31,322	10.84	339,419	0.00%	-11.46%
2021	0.00%	30,378	12.24	371,800	4.83%	-3.41%
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
2019	0.00%	29,420	12.25	360,536	3.76%	10.80%
2018	0.00%	32,006	11.06	353,984	5.12%	-4.40%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.00%	59,559	44.30	2,638,573	0.55%	-15.83%
2021	0.00%	62,535	52.64	3,291,602	0.37%	22.55%
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
2019	0.00%	88,523	35.81	3,170,269	0.20%	26.47%
2018	0.00%	103,215	28.32	2,922,765	0.30%	-10.32%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.00%	182,314	17.71	3,229,518	1.52%	-14.74%
2021	0.00%	198,159	20.78	4,117,038	1.60%	10.44%
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
2019	0.00%	243,000	16.52	4,014,263	2.15%	21.78%
2018	0.00%	256,744	13.57	3,482,830	1.80%	-5.44%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2022	0.00%	347	14.86	5,156	2.44%	-15.79%
2021	0.00%	319	17.65	5,629	1.98%	-0.85%
2020	0.00%	295	17.80	5,250	2.51%	10.97%
2019	0.00%	273	16.04	4,378	2.71%	12.18%
2018	0.00%	254	14.30	3,631	2.09%	-1.90%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2022	0.00%	352	25.48	8,970	1.11%	-16.06%
2021	0.00%	324	30.36	9,836	0.97%	15.97%
2020	0.00%	298	26.18	7,801	1.38%	14.11%
2019	0.00%	262	22.94	6,010	1.71%	22.09%
2018	0.00%	224	18.79	4,209	1.54%	-3.24%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2022	0.00%	561	6.98	3,916	1.61%	17.78%
2021	0.00%	522	5.93	3,093	1.59%	26.68%
2020	0.00%	474	4.68	2,217	2.29%	-11.99%
2019	0.00%	412	5.32	2,190	0.98%	9.46%
2018	0.00%	369	4.86	1,792	0.30%	-23.23%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.00%	24,347	23.93	582,516	6.85%	-10.97%
2021	0.00%	28,410	26.87	763,443	5.87%	6.06%
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
2019	0.00%	38,631	23.90	923,133	6.50%	11.19%
2018	0.00%	47,880	21.49	1,028,983	6.32%	-2.11%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.00%	14,345	46.88	672,471	0.00%	-30.79%
2021	0.00%	24,690	67.74	1,672,417	0.00%	16.36%
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
2019	0.00%	15,546	39.07	607,389	0.00%	37.94%
2018	0.00%	12,076	28.32	342,042	0.00%	-0.06%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2022	0.00%	755	27.30	20,612	1.95%	-16.68%
2021	0.00%	712	32.77	23,330	1.62%	18.93%
2020	0.00%	671	27.55	18,486	1.43%	15.70%
2019	0.00%	618	23.81	14,715	2.70%	23.24%
2018	0.00%	570	19.32	11,013	1.77%	-4.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2022	0.00%	704	25.04	17,629	2.36%	-15.83%
2021	0.00%	640	29.75	19,040	1.85%	16.88%
2020	0.00%	585	25.45	14,890	1.71%	15.12%
2019	0.00%	550	22.11	12,161	2.64%	21.40%
2018	0.00%	507	18.21	9,234	1.69%	-4.71%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2022	0.00%	175	27.18	4,756	0.00%	-26.77%
2021	0.00%	165	37.11	6,124	0.93%	3.99%
2020	0.00%	158	35.69	5,639	0.00%	37.66%
2019	0.00%	152	25.92	3,941	0.00%	23.37%
2018	0.00%	146	21.01	3,068	0.38%	-4.11%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2022	0.00%	229	45.65	10,454	0.00%	-31.84%
2021	0.00%	204	66.98	13,663	0.00%	15.17%
2020	0.00%	199	58.16	11,573	0.00%	35.36%
2019	0.00%	203	42.96	8,722	0.00%	49.48%
2018	0.00%	200	28.74	5,748	0.00%	-5.23%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.00%	61,745	47.74	2,947,937	0.05%	-33.73%
2021	0.00%	79,628	72.04	5,736,558	0.00%	22.60%
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
2019	0.00%	76,892	42.26	3,249,772	0.02%	36.85%
2018	0.00%	83,802	30.88	2,588,067	1.23%	1.72%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	0.00%	106,705	18.40	1,963,260	0.20%	-15.94%
2021	0.00%	107,848	21.89	2,360,571	0.31%	16.83%
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
2019	0.00%	67,605	15.68	1,060,121	0.21%	35.49%
2018	0.00%	52,378	11.57	606,226	0.32%	-0.41%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.00%	97,936	41.89	4,102,069	0.00%	-37.12%
2021	0.00%	121,711	66.61	8,107,744	0.11%	17.75%
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
2019	0.00%	131,184	37.53	4,923,927	0.38%	44.82%
2018	0.00%	101,415	25.92	2,628,504	1.10%	0.91%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.00%	174,859	14.42	2,521,783	1.70%	-8.84%
2021	0.00%	177,282	15.82	2,804,523	1.01%	13.29%
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
2019	0.00%	214,294	12.04	2,579,170	1.85%	26.71%
2018	0.00%	225,720	9.50	2,144,084	1.68%	-15.14%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.00%	57,840	10.33	597,342	3.14%	-14.05%
2021	0.00%	62,432	12.02	750,144	2.20%	-0.24%
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
2019	0.00%	37,692	11.21	422,609	2.44%	8.41%
2018	0.00%	48,114	10.34	497,615	4.35%	-1.03%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2022	0.00%	35,950	26.77	962,511	0.00%	-29.76%
2021	0.00%	51,109	38.12	1,948,078	0.00%	1.80%
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
2019	0.00%	64,683	25.67	1,660,101	0.00%	41.70%
2018	0.00%	44,495	18.11	805,908	0.00%	-1.48%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2022	0.00%	61,198	23.62	1,445,256	0.10%	-19.26%
2021	0.00%	61,735	29.25	1,805,675	0.25%	25.97%
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
2019	0.00%	164,483	18.95	3,116,922	0.59%	39.95%
2018	0.00%	176,439	13.54	2,389,014	0.57%	0.81%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2022	0.00%	9,335	16.46	153,645	0.91%	-8.79%
2021	0.00%	6,540	18.04	118,009	1.11%	30.99%
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.00%	229,785	42.71	9,813,735	1.44%	-5.91%
2021	0.00%	227,593	45.39	10,330,404	1.31%	25.45%
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
2019	0.00%	303,035	34.97	10,595,852	2.14%	29.80%
2018	0.00%	337,246	26.94	9,084,721	1.52%	-10.09%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2022	0.00%	5,542	11.80	65,400	0.60%	-14.95%
2021	0.00%	4,979	13.88	69,087	0.53%	9.27%
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
2019	0.00%	723	10.96	7,926	1.19%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2022	0.00%	28,177	22.68	638,932	0.74%	-23.56%
2021	0.00%	33,924	29.66	1,006,314	0.34%	10.55%
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
2019	0.00%	39,983	22.26	890,138	1.83%	25.94%
2018	0.00%	39,851	17.68	704,444	1.11%	-9.49%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.00%	85,180	25.58	2,179,280	0.50%	-23.75%
2021	0.00%	90,393	33.55	3,033,080	0.14%	10.28%
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
2019	0.00%	123,138	25.31	3,116,974	1.54%	25.65%
2018	0.00%	143,582	20.15	2,892,476	0.92%	-9.72%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.00%	26,108	16.95	442,477	3.98%	-14.33%
2021	0.00%	26,654	19.78	527,294	4.05%	-0.32%
2020	0.00%	26,313	19.85	522,242	2.85%	7.80%
2019	0.00%	25,074	18.41	461,648	3.93%	10.88%
2018	0.00%	30,072	16.60	499,341	2.54%	-0.65%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.00%	4,672	9.73	45,453	2.97%	-13.21%
2021	0.00%	3,632	11.21	40,715	2.35%	-0.45%
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%
2019	0.00%	4,781	10.85	51,893	4.46%	6.59%
2018	0.00%	1,392	10.18	14,175	3.77%	1.83%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.00%	154,417	35.64	5,504,101	1.55%	-3.99%
2021	0.00%	136,967	37.13	5,084,979	1.33%	20.29%
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
2019	0.00%	138,111	29.78	4,113,263	1.81%	27.31%
2018	0.00%	149,234	23.39	3,491,092	1.82%	-7.26%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.00%	177,171	14.52	2,572,275	2.12%	-12.55%
2021	0.00%	175,610	16.60	2,915,572	1.62%	-2.08%
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
2019	0.00%	242,404	15.98	3,874,387	2.68%	6.27%
2018	0.00%	174,430	15.04	2,623,453	2.08%	-0.05%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.00%	248,206	10.02	2,485,811	0.92%	-24.75%
2021	0.00%	247,796	13.31	3,297,759	0.93%	-7.28%
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
2019	0.00%	268,892	12.67	3,406,309	2.41%	22.95%
2018	0.00%	292,690	10.30	3,015,798	0.66%	-17.42%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.00%	59,305	12.95	767,865	4.20%	-14.12%
2021	0.00%	47,146	15.08	710,820	2.37%	12.66%
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
2019	0.00%	73,894	12.40	916,093	2.69%	19.12%
2018	0.00%	69,997	10.41	728,456	2.07%	-14.53%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.00%	398,395	26.66	10,619,905	0.00%	-13.74%
2021	0.00%	407,649	30.90	12,598,058	1.12%	14.71%
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
2019	0.00%	418,042	24.06	10,056,150	1.62%	20.78%
2018	0.00%	394,997	19.92	7,866,887	1.24%	-4.98%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.00%	64,031	14.22	910,416	0.00%	-12.80%
2021	0.00%	62,858	16.31	1,024,976	2.13%	-0.72%
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
2019	0.00%	53,016	15.04	797,324	1.85%	8.98%
2018	0.00%	51,331	13.80	708,353	2.38%	-1.07%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.00%	92,414	33.53	3,098,792	0.00%	-25.05%
2021	0.00%	112,320	44.74	5,025,327	0.00%	16.00%
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
2019	0.00%	129,958	29.68	3,857,719	0.67%	34.78%
2018	0.00%	138,511	22.02	3,050,652	0.23%	-9.42%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.00%	75,230	29.18	2,194,883	0.00%	-16.82%
2021	0.00%	78,014	35.07	2,736,247	1.09%	23.65%
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
2019	0.00%	79,378	25.09	1,991,252	1.33%	25.67%
2018	0.00%	86,518	19.96	1,727,082	1.04%	-2.18%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.00%	169,114	41.03	6,938,983	0.00%	-30.22%
2021	0.00%	173,900	58.80	10,224,913	0.00%	21.53%
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
2019	0.00%	176,341	31.93	5,631,439	0.35%	30.29%
2018	0.00%	191,011	24.51	4,681,969	0.31%	-0.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.00%	1,517,665	26.86	40,758,514	0.00%	-18.28%
2021	0.00%	1,584,985	32.86	52,088,460	0.16%	13.63%
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
2019	0.00%	1,755,206	25.75	45,193,502	2.08%	21.83%
2018	0.00%	1,856,017	21.13	39,226,888	1.60%	-7.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.00%	44,056	20.34	896,033	0.00%	-14.39%
2021	0.00%	45,714	23.76	1,086,036	0.21%	6.71%
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
2019	0.00%	56,348	20.51	1,155,684	1.91%	13.48%
2018	0.00%	73,685	18.07	1,331,710	1.89%	-3.73%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.00%	595,118	28.56	16,995,509	1.24%	-18.31%
2021	0.00%	603,093	34.96	21,084,895	2.27%	28.37%
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
2019	0.00%	544,502	23.04	12,547,823	2.29%	31.16%
2018	0.00%	442,741	17.57	7,778,574	1.90%	-4.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.00%	332,826	28.58	9,512,261	0.00%	-18.89%
2021	0.00%	336,901	35.24	11,870,792	0.13%	15.50%
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
2019	0.00%	360,626	27.04	9,751,477	2.00%	23.73%
2018	0.00%	385,881	21.85	8,433,080	1.51%	-8.85%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.00%	42,731	16.97	725,270	0.00%	-12.19%
2021	0.00%	45,631	19.33	882,032	0.23%	2.75%
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
2019	0.00%	38,903	17.63	685,801	2.26%	9.53%
2018	0.00%	37,159	16.09	598,047	1.85%	-1.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.00%	780,416	23.52	18,356,268	0.00%	-16.55%
2021	0.00%	823,451	28.19	23,210,596	0.19%	10.31%
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
2019	0.00%	1,003,813	23.16	23,244,593	2.13%	17.74%
2018	0.00%	1,106,796	19.67	21,766,848	1.83%	-5.68%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2022	0.00%	39,154	12.26	480,134	3.79%	-14.51%
2021	0.00%	36,314	14.34	520,872	2.65%	10.53%
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
2019	0.00%	54,325	12.09	656,802	3.19%	21.42%
2018	0.00%	51,908	9.96	516,886	2.47%	-13.90%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.00%	51,831	23.60	1,223,370	5.54%	-11.93%
2021	0.00%	54,009	26.80	1,447,492	4.68%	4.96%
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
2019	0.00%	63,506	24.08	1,529,511	5.43%	14.74%
2018	0.00%	72,042	20.99	1,512,198	5.96%	-3.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2022	0.00%	8,512	13.60	115,802	0.00%	-14.96%
2021	0.00%	7,821	16.00	125,112	0.43%	12.34%
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
2019	0.00%	10,172	13.36	135,896	2.66%	15.52%
2018	0.00%	7,770	11.56	89,859	2.47%	-5.82%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2022	0.00%	8,551	12.48	106,739	0.00%	-13.87%
2021	0.00%	7,494	14.49	108,608	0.44%	7.72%
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
2019	0.00%	7,848	12.83	100,723	2.76%	13.37%
2018	0.00%	4,857	11.32	54,984	2.47%	-5.38%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.00%	103,079	45.71	4,711,468	1.18%	-13.40%
2021	0.00%	110,991	52.78	5,857,916	1.22%	24.26%
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
2019	0.00%	129,476	37.55	4,861,802	1.29%	25.65%
2018	0.00%	142,407	29.88	4,255,719	1.35%	-11.38%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.00%	94,133	19.88	1,870,956	3.67%	-2.30%
2021	0.00%	97,549	20.34	1,984,421	5.52%	5.24%
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%
2019	0.00%	108,524	18.58	2,015,955	4.63%	9.17%
2018	0.00%	127,321	17.02	2,166,505	2.71%	-2.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2022	0.00%	40,852	13.75	561,566	0.00%	-15.08%
2021	0.00%	39,977	16.19	647,157	0.32%	15.72%
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
2019	0.00%	30,605	13.01	398,139	3.08%	15.59%
2018	0.00%	23,791	11.25	267,742	2.47%	-6.79%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2022	0.00%	10,252	12.64	129,547	0.00%	-13.61%
2021	0.00%	9,641	14.63	141,025	0.33%	10.24%
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
2019	0.00%	7,915	12.60	99,717	2.84%	14.05%
2018	0.00%	6,934	11.05	76,596	2.27%	-6.81%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.00%	75,256	47.78	3,595,794	1.16%	-1.13%
2021	0.00%	82,931	48.33	4,007,769	1.17%	34.53%
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
2019	0.00%	155,966	35.39	5,520,250	2.67%	26.95%
2018	0.00%	173,945	27.88	4,849,523	1.40%	-9.35%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.00%	275,461	15.81	4,354,243	1.36%	-1.02%
2021	0.00%	289,488	15.97	4,623,105	1.41%	34.71%
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.00%	82,319	10.66	877,301	2.36%	-13.39%
2021	0.00%	78,834	12.30	970,020	2.10%	-2.08%
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
2019	0.00%	50,654	11.72	593,780	2.61%	8.40%
2018	0.00%	51,347	10.81	555,280	2.79%	-0.36%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.00%	37,542	14.67	550,779	2.41%	-14.69%
2021	0.00%	37,376	17.20	642,780	1.96%	-1.03%
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
2019	0.00%	43,668	16.24	709,078	2.77%	8.94%
2018	0.00%	49,919	14.91	744,043	3.20%	-0.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2022	0.00%	244,972	21.21	5,196,886	0.00%	-14.95%
2021	0.00%	259,254	24.94	6,466,861	0.28%	15.75%
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
2019	0.00%	250,374	19.30	4,831,611	2.98%	20.22%
2018	0.00%	257,983	16.05	4,141,236	2.16%	-8.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.00%	44,356	15.54	689,463	0.00%	-11.97%
2021	0.00%	53,499	17.66	944,660	0.22%	4.49%
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
2019	0.00%	50,834	15.69	797,710	2.65%	10.77%
2018	0.00%	51,267	14.17	726,266	2.43%	-2.51%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2022	0.00%	712,653	22.15	15,781,738	0.00%	-15.01%
2021	0.00%	722,445	26.06	18,824,549	0.24%	18.12%
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
2019	0.00%	775,827	19.63	15,232,052	2.98%	22.32%
2018	0.00%	888,971	16.05	14,268,446	2.15%	-9.39%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2022	0.00%	19,489	17.92	349,168	0.00%	-13.05%
2021	0.00%	19,286	20.61	397,396	0.25%	9.23%
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
2019	0.00%	20,399	17.28	352,556	2.67%	14.28%
2018	0.00%	22,790	15.12	344,673	2.05%	-4.68%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.00%	252,692	20.19	5,101,857	0.00%	-14.08%
2021	0.00%	268,077	23.50	6,299,477	0.26%	13.64%
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
2019	0.00%	348,469	18.67	6,505,401	2.84%	18.32%
2018	0.00%	381,845	15.78	6,024,721	2.13%	-7.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.00%	235,190	22.95	5,396,874	0.00%	-15.23%
2021	0.00%	246,851	27.07	6,682,533	0.19%	20.19%
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
2019	0.00%	245,973	19.98	4,914,285	2.88%	24.15%
2018	0.00%	251,531	16.09	4,047,912	1.99%	-10.72%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2022	0.00%	121,161	18.91	2,290,922	0.00%	-13.60%
2021	0.00%	133,807	21.88	2,928,354	0.27%	11.12%
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
2019	0.00%	125,913	17.95	2,260,289	2.84%	16.29%
2018	0.00%	122,333	15.44	1,888,329	2.37%	-6.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.00%	21,652	21.80	472,063	0.00%	-14.99%
2021	0.00%	20,702	25.65	530,942	0.20%	8.24%
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
2019	0.00%	26,454	21.66	572,912	1.87%	15.34%
2018	0.00%	37,993	18.78	713,373	1.97%	-4.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2022	0.00%	33,747	16.19	546,443	0.00%	-14.84%
2021	0.00%	33,704	19.01	640,820	0.38%	8.45%
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%
2019	0.00%	29,486	16.01	472,068	2.54%	15.51%
2018	0.00%	26,621	13.86	368,980	2.22%	-4.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.00%	4,490	27.23	122,248	0.00%	-17.57%
2021	0.00%	4,800	33.03	158,536	0.11%	12.16%
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
2019	0.00%	18,826	26.38	496,671	2.00%	19.94%
2018	0.00%	21,464	22.00	472,125	1.67%	-6.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2022	0.00%	50,776	18.89	959,373	0.00%	-17.50%
2021	0.00%	49,477	22.90	1,133,070	0.40%	12.38%
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
2019	0.00%	32,791	18.23	597,698	2.47%	20.11%
2018	0.00%	30,532	15.18	463,338	2.00%	-6.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2022	0.00%	86,603	20.05	1,735,963	0.00%	-18.23%
2021	0.00%	83,875	24.51	2,056,019	0.31%	13.84%
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
2019	0.00%	94,739	19.14	1,812,883	2.50%	22.04%
2018	0.00%	86,553	15.68	1,357,132	1.93%	-7.61%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2022	0.00%	30,210	15.09	455,834	0.00%	-14.34%
2021	0.00%	28,860	17.61	508,354	0.42%	6.87%
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
2019	0.00%	25,645	15.16	388,796	2.50%	13.67%
2018	0.00%	24,232	13.34	323,206	2.25%	-3.58%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.00%	721	9.57	6,897	2.00%	-13.74%
2021	0.00%	587	11.09	6,509	0.95%	-2.02%
2020	0.00%	998	11.32	11,296	0.91%	7.12%
2019	0.00%	931	10.57	9,837	1.13%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	0.00%	10,255	12.82	131,490	5.11%	-16.38%
2021	0.00%	1,257	15.33	19,274	1.20%	21.87%
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%
2019	0.00%	988	10.87	10,739	0.47%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2022	0.00%	87,879	21.74	1,910,624	0.00%	-18.77%
2021	0.00%	81,023	26.77	2,168,691	0.25%	15.74%
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
2019	0.00%	69,297	20.47	1,418,191	2.35%	23.80%
2018	0.00%	64,584	16.53	1,067,651	1.70%	-8.66%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2022	0.00%	24,976	12.94	323,097	0.00%	-12.04%
2021	0.00%	27,142	14.71	399,194	0.41%	2.85%
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
2019	0.00%	16,532	13.37	221,055	2.47%	9.65%
2018	0.00%	15,366	12.20	187,390	2.60%	-1.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2022	0.00%	281,826	17.52	4,937,499	0.00%	-16.49%
2021	0.00%	382,503	20.98	8,024,558	0.46%	10.44%
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
2019	0.00%	161,135	17.18	2,767,875	2.47%	17.83%
2018	0.00%	156,141	14.58	2,276,303	2.26%	-5.53%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.00%	13,693	12.67	173,526	3.55%	-14.38%
2021	0.00%	14,363	14.80	212,580	2.28%	12.40%
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
2019	0.00%	19,510	12.23	238,570	2.23%	18.91%
2018	0.00%	29,789	10.28	306,327	1.78%	-14.80%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2022	0.00%	109,854	12.31	1,352,488	3.97%	-14.29%
2021	0.00%	106,704	14.36	1,532,784	3.05%	10.84%
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
2019	0.00%	90,713	12.05	1,093,252	4.25%	21.77%
2018	0.00%	51,025	9.90	505,007	2.99%	-13.81%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.00%	115,659	16.23	1,877,702	2.63%	-13.46%
2021	0.00%	121,706	18.76	2,283,192	4.98%	-0.72%
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
2019	0.00%	36,213	17.29	626,043	2.94%	9.89%
2018	0.00%	43,614	15.73	686,162	2.71%	-1.20%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.00%	174,561	12.38	2,160,931	0.00%	-37.93%
2021	0.00%	187,456	19.94	3,738,378	0.39%	-1.08%
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
2019	0.00%	177,721	13.35	2,372,177	1.25%	33.15%
2018	0.00%	184,932	10.02	1,853,893	1.06%	-16.46%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.00%	160,112	12.26	1,963,659	3.76%	-5.86%
2021	0.00%	153,673	13.03	2,002,088	3.40%	10.58%
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.00%	169,682	44.65	7,576,250	5.19%	-12.49%
2021	0.00%	181,461	51.02	9,258,435	0.00%	40.45%
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
2019	0.00%	210,614	27.93	5,881,400	4.11%	30.53%
2018	0.00%	225,217	21.39	4,818,217	0.31%	-3.08%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.00%	119,573	26.74	3,196,965	0.00%	-37.61%
2021	0.00%	122,840	42.85	5,264,074	0.12%	-4.70%
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
2019	0.00%	154,743	27.95	4,324,781	0.00%	37.25%
2018	0.00%	158,438	20.36	3,226,174	0.00%	-6.85%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.00%	4,822	28.41	137,011	1.54%	-2.59%
2021	0.00%	4,638	29.17	135,290	0.80%	24.20%
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
2019	0.00%	4,387	23.74	104,148	2.30%	23.97%
2018	0.00%	4,808	19.15	92,072	1.28%	-13.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.00%	105,210	31.76	3,341,003	1.39%	-2.66%
2021	0.00%	99,861	32.62	3,257,923	0.76%	24.02%
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
2019	0.00%	112,690	26.61	2,998,807	2.22%	23.85%
2018	0.00%	125,897	21.49	2,705,190	1.04%	-13.15%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.00%	58,135	29.62	1,721,985	0.40%	-17.06%
2021	0.00%	59,282	35.71	2,117,174	0.31%	26.57%
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
2019	0.00%	69,005	24.85	1,714,733	0.64%	28.07%
2018	0.00%	74,585	19.40	1,447,156	0.56%	-4.76%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	0.00%	94,828	28.17	2,671,170	0.50%	-22.95%
2021	0.00%	99,103	36.56	3,623,128	0.33%	26.76%
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
2019	0.00%	139,859	25.45	3,559,160	0.69%	26.05%
2018	0.00%	173,261	20.19	3,498,074	0.57%	-5.87%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.00%	509,911	55.72	28,413,944	0.88%	-22.10%
2021	0.00%	538,274	71.53	38,504,975	0.68%	30.24%
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
2019	0.00%	430,074	46.19	19,867,262	1.72%	37.62%
2018	0.00%	471,092	33.57	15,813,728	0.78%	-1.27%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.00%	173,619	21.24	3,687,718	1.56%	-28.52%
2021	0.00%	175,894	29.71	5,226,510	1.08%	46.75%
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
2019	0.00%	211,385	21.40	4,523,842	1.72%	30.70%
2018	0.00%	221,367	16.37	3,624,642	1.87%	-3.92%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.00%	57,100	20.83	1,189,222	0.84%	-20.72%
2021	0.00%	55,530	26.27	1,458,843	0.82%	14.20%
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
2019	0.00%	60,417	19.28	1,164,843	1.01%	24.96%
2018	0.00%	51,692	15.43	797,556	1.18%	-11.34%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2022	0.00%	10,376	11.04	114,533	2.39%	-5.39%
2021	0.00%	10,543	11.67	123,007	1.39%	-0.44%
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
2019	0.00%	8,184	11.36	92,931	2.46%	4.33%
2018	0.00%	8,276	10.88	90,073	2.18%	0.98%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.00%	77,103	12.08	931,587	1.95%	-5.67%
2021	0.00%	87,535	12.81	1,121,178	1.17%	-0.59%
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
2019	0.00%	62,423	12.53	782,128	2.25%	4.09%
2018	0.00%	64,419	12.04	775,444	2.11%	0.82%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.00%	75,955	19.76	1,501,214	3.57%	-5.99%
2021	0.00%	83,893	21.02	1,763,805	2.36%	10.40%
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
2019	0.00%	106,660	18.11	1,931,207	2.46%	12.49%
2018	0.00%	108,312	16.10	1,743,425	1.91%	-15.69%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.00%	718,370	12.08	8,680,462	1.32%	1.30%
2021	0.00%	644,193	11.93	7,684,551	0.00%	0.00%
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%
2019	0.00%	436,476	11.90	5,194,058	1.76%	1.78%
2018	0.00%	503,327	11.69	5,884,755	1.36%	1.39%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2022	0.00%	74,226	10.55	782,875	1.54%	1.33%
2021	0.00%	48,415	10.41	503,942	0.00%	0.00%
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
2019	0.00%	54,674	10.38	567,620	1.93%	1.83%
2018	0.00%	435,541	10.20	4,440,381	1.16%	1.44%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.00%	65,495	41.79	2,736,820	0.45%	-18.77%
2021	0.00%	67,572	51.44	3,475,936	0.00%	30.84%
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
2019	0.00%	74,909	32.05	2,400,533	0.07%	25.65%
2018	0.00%	83,105	25.50	2,119,561	0.01%	-12.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.00%	40,043	33.58	1,344,627	0.00%	-30.37%
2021	0.00%	42,011	48.22	2,025,877	0.00%	10.31%
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
2019	0.00%	51,397	31.03	1,594,814	0.00%	35.71%
2018	0.00%	48,117	22.86	1,100,151	0.00%	-7.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.00%	35,585	33.87	1,205,187	0.34%	-12.91%
2021	0.00%	36,683	38.89	1,426,609	0.00%	32.04%
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
2019	0.00%	45,919	28.01	1,286,193	1.13%	19.00%
2018	0.00%	41,951	23.54	987,433	0.61%	-16.95%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.00%	111,727	40.66	4,542,732	1.18%	-8.44%
2021	0.00%	116,191	44.41	5,159,942	0.78%	21.88%
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
2019	0.00%	132,610	33.02	4,378,437	1.29%	29.31%
2018	0.00%	104,884	25.53	2,678,133	1.06%	0.00%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.00%	12,575	17.28	217,331	0.00%	-28.83%
2021	0.00%	11,811	24.28	286,804	0.00%	12.72%
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
2019	0.00%	23,125	15.42	356,564	0.00%	32.48%
2018	0.00%	21,468	11.64	249,858	0.00%	-6.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.00%	24,449	39.99	977,706	0.45%	-18.45%
2021	0.00%	24,418	49.04	1,197,411	0.38%	23.48%
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
2019	0.00%	27,290	33.22	906,480	0.43%	25.88%
2018	0.00%	29,564	26.39	780,091	0.49%	-5.73%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.00%	75,284	12.88	969,308	3.78%	-5.19%
2021	0.00%	82,199	13.58	1,116,229	2.69%	0.74%
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
2019	0.00%	83,675	13.03	1,090,217	1.72%	3.69%
2018	0.00%	106,049	12.57	1,332,603	1.73%	1.02%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2022	0.00%	25,038	12.89	322,777	17.97%	-12.08%
2021	0.00%	28,842	14.66	422,920	1.00%	8.51%
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
2019	0.00%	27,741	12.79	354,787	2.31%	14.48%
2018	0.00%	23,416	11.17	261,589	1.75%	-6.15%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2022	0.00%	21,501	13.50	290,243	7.53%	-13.79%
2021	0.00%	27,793	15.66	435,177	0.99%	12.43%
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
2019	0.00%	22,249	13.24	294,599	1.93%	16.93%
2018	0.00%	19,615	11.32	222,109	1.90%	-8.84%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2022	0.00%	19,603	13.53	265,312	17.31%	-13.53%
2021	0.00%	17,992	15.65	281,595	1.04%	10.98%
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
2019	0.00%	14,918	13.32	198,662	2.13%	16.16%
2018	0.00%	13,281	11.46	152,253	1.53%	-7.38%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.00%	41,760	14.77	616,647	7.79%	-11.84%
2021	0.00%	41,437	16.75	694,087	11.09%	16.23%
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
2019	0.00%	39,480	13.34	526,744	2.84%	11.90%
2018	0.00%	45,629	11.92	544,065	3.23%	-5.41%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2022	0.00%	26,680	11.68	311,606	1.58%	-18.98%
2021	0.00%	30,180	14.42	435,071	5.90%	-7.52%
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
2019	0.00%	29,036	14.07	408,591	2.02%	7.02%
2018	0.00%	35,369	13.15	465,042	4.91%	-3.98%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.00%	186,479	12.97	2,419,389	1.65%	-5.75%
2021	0.00%	204,503	13.77	2,815,174	0.52%	-0.93%
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
2019	0.00%	230,499	13.49	3,109,652	2.78%	4.03%
2018	0.00%	222,241	12.97	2,882,171	1.93%	0.34%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.00%	58,697	9.12	535,358	20.45%	8.61%
2021	0.00%	28,377	8.40	238,291	5.33%	33.34%
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
2019	0.00%	13,833	6.21	85,953	4.48%	11.43%
2018	0.00%	17,701	5.58	98,705	2.16%	-14.13%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
2019	0.00%	114,438	13.21	1,511,555	3.03%	8.35%
2018	0.00%	123,555	12.19	1,506,139	2.54%	-0.54%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.00%	3,757	10.10	37,942	1.01%	0.99%	****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.00%	122,880	17.69	2,173,875	0.77%	-3.13%
2021	0.00%	32,924	18.26	601,287	1.06%	27.30%
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
2019	0.00%	19,979	13.56	270,899	1.83%	30.40%
2018	0.00%	17,160	10.40	178,427	0.02%	-8.49%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.00%	26,239	21.98	576,752	0.00%	-30.50%
2021	0.00%	24,473	31.63	774,037	0.00%	22.65%
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
2019	0.00%	3,314	18.59	61,609	0.14%	36.74%
2018	0.00%	2,443	13.60	33,213	0.00%	2.38%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.00%	63,080	64.16	4,047,189	0.00%	-12.69%
2021	0.00%	70,232	73.48	5,160,783	0.00%	12.83%
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
2019	0.00%	71,727	50.38	3,613,680	0.00%	28.63%
2018	0.00%	76,656	39.17	3,002,421	0.00%	0.86%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2022	0.00%	58,714	47.03	2,761,477	0.00%	-12.47%
2021	0.00%	53,658	53.74	2,883,335	0.00%	13.10%
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
2019	0.00%	48,986	36.65	1,795,517	0.00%	28.95%
2018	0.00%	39,316	28.43	1,117,589	0.00%	1.11%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.00%	214,734	10.17	2,184,344	1.75%	8.39%
2021	0.00%	216,952	9.38	2,036,011	0.44%	18.92%
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%
2019	0.00%	256,009	6.63	1,696,162	0.00%	11.87%
2018	0.00%	242,828	5.92	1,438,147	0.00%	-28.28%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2022	0.00%	16,329	11.71	191,202	1.52%	-25.90%
2021	0.00%	7,094	15.80	112,100	1.07%	46.87%
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%
2019	0.00%	7,067	10.90	77,060	3.37%	9.04%	****

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.